UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

March 31, 2007

1.799856.103

VIPEI-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc.	554,677	$ 15,170,416
Gentex Corp.	595,400	9,675,250
The Goodyear Tire & Rubber Co. (a)	758,100	23,645,139
		48,490,805
Automobiles - 1.0%
Hyundai Motor Co.	205,150	14,413,704
Monaco Coach Corp.	446,650	7,115,135
Peugeot Citroen SA	288,500	20,332,559
Renault SA	142,701	16,688,781
Toyota Motor Corp. sponsored ADR	420,400	53,878,464
Winnebago Industries, Inc. (d)	349,700	11,760,411
		124,189,054
Diversified Consumer Services - 0.2%
H&R Block, Inc.	176,300	3,709,352
Service Corp. International	1,723,300	20,438,338
		24,147,690
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	93,076	4,920,928
McDonald's Corp.	356,200	16,046,810
Wyndham Worldwide Corp. (a)	440,402	15,039,728
		36,007,466
Household Durables - 1.7%
Beazer Homes USA, Inc.	559,700	16,248,091
Black & Decker Corp.	207,900	16,968,798
Centex Corp.	88,000	3,676,640
KB Home	226,400	9,660,488
Lennar Corp. Class A	357,200	15,077,412
Newell Rubbermaid, Inc.	1,074,100	33,393,769
Sony Corp. sponsored ADR	453,200	22,882,068
The Stanley Works	368,230	20,385,213
Whirlpool Corp.	722,534	61,350,362
		199,642,841
Internet & Catalog Retail - 0.2%
Liberty Media Holding Corp. - Interactive Series A (a)	855,769	20,384,418
Leisure Equipment & Products - 0.4%
Brunswick Corp.	489,600	15,593,760
Eastman Kodak Co. (d)	1,409,500	31,798,320
		47,392,080
Media - 4.1%
CBS Corp. Class B	562,243	17,199,013
Clear Channel Communications, Inc.	2,882,000	100,985,280
Comcast Corp. Class A	2,698,936	70,037,389
Gannett Co., Inc.	405,800	22,842,482
McGraw-Hill Companies, Inc.	41,500	2,609,520
The McClatchy Co. Class A	805,565	25,463,910
The New York Times Co. Class A (d)	1,133,025	26,637,418

	Shares	Value
The Walt Disney Co.	700,100	$ 24,104,443
Time Warner Cable, Inc. (a)	287,000	10,753,890
Time Warner, Inc.	5,602,750	110,486,230
Viacom, Inc. Class B (non-vtg.) (a)	1,250,443	51,405,712
Virgin Media, Inc.	778,187	19,649,222
		482,174,509
Multiline Retail - 0.9%
Dollar Tree Stores, Inc. (a)	371,151	14,192,814
Family Dollar Stores, Inc.	744,200	22,043,204
Federated Department Stores, Inc.	1,059,800	47,743,990
Retail Ventures, Inc. (a)	140,800	2,963,840
Sears Holdings Corp. (a)	100,700	18,142,112
Tuesday Morning Corp.	526,423	7,812,117
		112,898,077
Specialty Retail - 1.7%
AnnTaylor Stores Corp. (a)	288,391	11,183,803
Chico's FAS, Inc. (a)(d)	1,150,700	28,111,601
Gap, Inc.	896,900	15,435,649
Home Depot, Inc.	2,223,900	81,706,086
RadioShack Corp.	2,096,700	56,673,801
Williams-Sonoma, Inc.	132,500	4,698,450
		197,809,390
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	270,540	11,592,639
TOTAL CONSUMER DISCRETIONARY		1,304,728,969
CONSUMER STAPLES - 5.6%
Beverages - 0.7%
Anheuser-Busch Companies, Inc.	1,126,100	56,823,006
SABMiller PLC	1,130,100	24,796,120
		81,619,126
Food & Staples Retailing - 1.6%
CVS Corp.	1,150,100	39,264,414
Rite Aid Corp.	2,365,468	13,648,750
Wal-Mart Stores, Inc.	2,849,600	133,788,720
Winn-Dixie Stores, Inc. (a)(d)	286,170	5,050,901
		191,752,785
Food Products - 0.5%
Hershey Co.	521,600	28,510,656
Marine Harvest ASA (a)	4,430,000	5,203,448
Tyson Foods, Inc. Class A	1,214,500	23,573,445
		57,287,549
Household Products - 1.0%
Colgate-Palmolive Co.	1,055,500	70,496,845
Kimberly-Clark Corp.	310,400	21,259,296
Procter & Gamble Co.	520,042	32,845,853
		124,601,994
Personal Products - 0.8%
Avon Products, Inc.	2,421,770	90,235,150
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.0%
Altria Group, Inc.	1,338,905	$ 117,569,248
TOTAL CONSUMER STAPLES		663,065,852
ENERGY - 13.7%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	1,364,100	90,207,933
Halliburton Co. (d)	1,475,795	46,841,733
Nabors Industries Ltd. (a)	1,149,613	34,109,018
Noble Corp.	579,200	45,571,456
Schlumberger Ltd. (NY Shares)	1,757,057	121,412,639
		338,142,779
Oil, Gas & Consumable Fuels - 10.8%
Apache Corp.	567,980	40,156,186
Chevron Corp.	2,322,542	171,775,206
ConocoPhillips	1,823,700	124,649,895
EOG Resources, Inc.	698,400	49,823,856
Exxon Mobil Corp.	8,392,636	633,224,381
Hess Corp.	719,900	39,932,853
Lukoil Oil Co. sponsored ADR	266,100	22,937,820
Occidental Petroleum Corp.	1,065,300	52,529,943
Spectra Energy Corp.	434,800	11,422,196
Total SA sponsored ADR	1,031,733	71,994,329
Valero Energy Corp.	783,920	50,555,001
Williams Companies, Inc.	558,100	15,883,526
		1,284,885,192
TOTAL ENERGY		1,623,027,971
FINANCIALS - 27.6%
Capital Markets - 4.0%
Ameriprise Financial, Inc.	479,702	27,410,172
Bank of New York Co., Inc.	2,454,600	99,534,030
KKR Private Equity Investors, LP	652,400	15,820,700
KKR Private Equity Investors, LP Restricted Depositary Units (e)	674,100	16,346,925
Mellon Financial Corp.	1,271,600	54,856,824
Merrill Lynch & Co., Inc.	1,192,400	97,383,308
Morgan Stanley	1,654,200	130,284,792
State Street Corp.	454,153	29,406,407
		471,043,158
Commercial Banks - 5.0%
Barclays PLC Sponsored ADR (d)	657,400	37,432,356
Fifth Third Bancorp	307,788	11,908,318
HSBC Holdings PLC sponsored ADR (d)	546,900	48,023,289
KeyCorp	695,100	26,045,397
Lloyds TSB Group PLC	2,021,000	22,271,339
Marshall & Ilsley Corp. (d)	492,800	22,821,568

	Shares	Value
PNC Financial Services Group, Inc.	660,214	$ 47,515,602
Royal Bank of Scotland Group PLC	570,988	22,292,596
U.S. Bancorp, Delaware	1,444,538	50,515,494
Wachovia Corp.	3,089,957	170,102,133
Wells Fargo & Co.	3,854,200	132,700,106
		591,628,198
Consumer Finance - 0.5%
American Express Co.	632,796	35,689,694
Capital One Financial Corp.	226,400	17,084,144
		52,773,838
Diversified Financial Services - 8.0%
Bank of America Corp.	7,179,777	366,312,223
Citigroup, Inc.	5,613,119	288,177,529
FirstRand Ltd.	6,838,225	23,194,807
JPMorgan Chase & Co.	5,678,112	274,707,059
		952,391,618
Insurance - 7.5%
ACE Ltd.	1,824,996	104,134,272
AFLAC, Inc.	264,800	12,461,488
Allianz AG sponsored ADR	1,012,100	20,798,655
Allstate Corp.	988,200	59,351,292
American International Group, Inc.	4,568,750	307,111,375
Hartford Financial Services Group, Inc.	789,200	75,431,736
Marsh & McLennan Companies, Inc.	518,507	15,187,070
MetLife, Inc. unit	835,300	26,729,600
Montpelier Re Holdings Ltd.	1,344,500	23,313,630
PartnerRe Ltd.	554,224	37,986,513
Swiss Reinsurance Co. (Reg.)	306,791	28,018,596
The Travelers Companies, Inc.	2,274,726	117,762,565
Willis Group Holdings Ltd.	937,000	37,086,460
XL Capital Ltd. Class A	397,320	27,796,507
		893,169,759
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	552,800	8,557,344
Developers Diversified Realty Corp.	367,400	23,109,460
Equity Residential (SBI)	157,500	7,596,225
Health Care Property Investors, Inc.	612,500	22,068,375
		61,331,404
Thrifts & Mortgage Finance - 2.1%
Countrywide Financial Corp.	412,110	13,863,380
Fannie Mae	2,556,210	139,517,942
Freddie Mac	1,148,000	68,294,520
MGIC Investment Corp.	551,652	32,503,336
		254,179,178
TOTAL FINANCIALS		3,276,517,153
HEALTH CARE - 6.7%
Biotechnology - 0.3%
Amgen, Inc. (a)	498,100	27,833,828
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	1,113,832	$ 58,665,531
Health Care Providers & Services - 0.3%
Henry Schein, Inc. (a)	81,200	4,480,616
Omnicare, Inc.	266,100	10,582,797
UnitedHealth Group, Inc.	421,647	22,334,642
		37,398,055
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	1,993,700	55,345,112
Johnson & Johnson	1,752,000	105,575,520
Merck & Co., Inc.	2,109,200	93,163,364
Pfizer, Inc.	8,812,600	222,606,276
Schering-Plough Corp.	3,206,430	81,796,029
Wyeth	2,169,100	108,520,073
		667,006,374
TOTAL HEALTH CARE		790,903,788
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.2%
General Dynamics Corp.	297,700	22,744,280
Honeywell International, Inc.	2,504,425	115,353,816
Lockheed Martin Corp.	506,300	49,121,226
Northrop Grumman Corp.	203,100	15,074,082
The Boeing Co.	113,200	10,064,612
United Technologies Corp.	824,440	53,588,600
		265,946,616
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	170,000	11,917,000
Building Products - 0.3%
Masco Corp.	1,115,100	30,553,740
Commercial Services & Supplies - 0.2%
Waste Management, Inc.	826,200	28,429,542
Electrical Equipment - 0.4%
Emerson Electric Co.	973,500	41,948,115
Industrial Conglomerates - 3.4%
3M Co.	940,900	71,912,987
General Electric Co.	4,634,090	163,861,422
Siemens AG sponsored ADR	40,900	4,384,480
Textron, Inc.	263,300	23,644,340
Tyco International Ltd.	4,253,346	134,193,066
		397,996,295
Machinery - 2.5%
Briggs & Stratton Corp. (d)	974,888	30,075,295
Caterpillar, Inc.	405,400	27,173,962
Deere & Co.	125,000	13,580,000
Dover Corp.	1,114,800	54,413,388
Eaton Corp.	233,100	19,477,836
Illinois Tool Works, Inc.	337,300	17,404,680
Ingersoll-Rand Co. Ltd. Class A	883,888	38,334,223

	Shares	Value
Navistar International Corp. (a)	508,495	$ 23,263,646
SPX Corp.	1,063,489	74,656,928
		298,379,958
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	818,000	65,791,740
Laidlaw International, Inc.	201,200	6,961,520
Union Pacific Corp.	276,300	28,058,265
		100,811,525
TOTAL INDUSTRIALS		1,175,982,791
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.3%
Alcatel-Lucent SA sponsored ADR (d)	2,924,622	34,569,032
Cisco Systems, Inc. (a)	2,140,400	54,644,412
Harris Corp.	447,400	22,795,030
Lucent Technologies, Inc. warrants 12/10/07 (a)	8,328	791
Motorola, Inc.	1,673,712	29,574,491
Nortel Networks Corp. (a)	308,740	7,399,277
		148,983,033
Computers & Peripherals - 2.6%
EMC Corp. (a)	3,040,100	42,105,385
Hewlett-Packard Co.	2,804,111	112,557,016
Imation Corp.	328,300	13,256,754
International Business Machines Corp.	1,280,500	120,699,930
Sun Microsystems, Inc. (a)	3,553,475	21,356,385
		309,975,470
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	883,400	29,761,746
Arrow Electronics, Inc. (a)	775,900	29,290,225
Avnet, Inc. (a)	1,504,730	54,380,942
Solectron Corp. (a)	5,354,600	16,866,990
Tektronix, Inc.	389,508	10,968,545
		141,268,448
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	33,880	15,522,461
VeriSign, Inc. (a)	240,400	6,038,848
		21,561,309
IT Services - 0.3%
MoneyGram International, Inc.	912,900	25,342,104
The Western Union Co.	470,100	10,318,695
Unisys Corp. (a)	665,300	5,608,479
		41,269,278
Office Electronics - 0.5%
Xerox Corp.	3,803,835	64,246,773
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	1,406,800	48,520,532
Applied Materials, Inc.	2,485,400	45,532,528
Intel Corp.	4,886,500	93,478,745
LSI Logic Corp. (a)	441,600	4,610,304
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	1,341,600	$ 16,206,528
National Semiconductor Corp.	2,100,247	50,699,963
Teradyne, Inc. (a)	1,115,000	18,442,100
Verigy Ltd.	296,059	6,948,505
		284,439,205
Software - 1.0%
Microsoft Corp.	3,073,500	85,658,445
Oracle Corp. (a)	688,100	12,475,253
Symantec Corp. (a)	1,418,833	24,545,811
		122,679,509
TOTAL INFORMATION TECHNOLOGY		1,134,423,025
MATERIALS - 3.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	606,500	44,856,740
Arkema (a)	12,180	698,310
Arkema sponsored ADR (a)	234,454	13,442,144
Ashland, Inc.	140,800	9,236,480
Bayer AG sponsored ADR	255,900	16,369,923
Celanese Corp. Class A	672,400	20,736,816
Chemtura Corp.	2,282,464	24,947,332
Dow Chemical Co.	694,300	31,840,598
E.I. du Pont de Nemours & Co.	492,900	24,364,047
Georgia Gulf Corp.	759,800	12,316,358
PolyOne Corp. (a)	1,126,200	6,869,820
Rohm & Haas Co.	166,256	8,598,760
Tronox, Inc. Class B	179,376	2,507,676
		216,785,004
Containers & Packaging - 0.3%
Smurfit-Stone Container Corp. (a)	2,730,472	30,745,115
Metals & Mining - 0.9%
Alcan, Inc.	582,900	30,383,199
Alcoa, Inc.	2,125,016	72,038,042
		102,421,241
Paper & Forest Products - 0.5%
International Paper Co.	1,072,000	39,020,800
Weyerhaeuser Co.	323,800	24,200,812
		63,221,612
TOTAL MATERIALS		413,172,972
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 6.2%
AT&T, Inc. (d)	13,043,369	514,300,040
Qwest Communications International, Inc. (a)	5,703,200	51,271,768

	Shares	Value
Telkom SA Ltd. sponsored ADR (d)	329,475	$ 30,146,963
Verizon Communications, Inc.	3,800,102	144,099,868
		739,818,639
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp.	3,573,300	67,749,768
Vodafone Group PLC sponsored ADR	1,218,387	32,725,875
		100,475,643
TOTAL TELECOMMUNICATION SERVICES		840,294,282
UTILITIES - 3.4%
Electric Utilities - 1.1%
Duke Energy Corp.	869,700	17,646,213
Entergy Corp.	640,200	67,169,784
Exelon Corp.	648,700	44,572,177
		129,388,174
Gas Utilities - 0.0%
AGL Resources, Inc.	124,300	5,310,096
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	1,644,400	35,387,488
TXU Corp.	770,040	49,359,564
		84,747,052
Multi-Utilities - 1.6%
Dominion Resources, Inc.	588,600	52,250,022
Public Service Enterprise Group, Inc.	917,200	76,164,288
Wisconsin Energy Corp.	1,255,500	60,916,860
		189,331,170
TOTAL UTILITIES		408,776,492
TOTAL COMMON STOCKS (Cost $8,191,045,556)		11,630,893,295
Convertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	429,300	15,429,042
General Motors Corp.:
Series B, 5.25%	381,400	7,906,422
Series C, 6.25%	265,400	6,045,812
		29,381,276
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	384,900	8,997,038
TOTAL CONSUMER DISCRETIONARY		38,378,314
FINANCIALS - 0.2%
Insurance - 0.2%
Conseco, Inc. Series B, 5.50%	143,400	3,382,806
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Travelers Property Casualty Corp. 4.50%	208,200	$ 5,302,854
XL Capital Ltd. 6.50%	475,300	11,145,785
		19,831,445
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	176,300	10,421,093
MATERIALS - 0.2%
Chemicals - 0.0%
Celanese Corp. 4.25%	67,100	2,744,390
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	220,100	23,536,944
TOTAL MATERIALS		26,281,334
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $99,919,870)		94,912,186
Corporate Bonds - 0.9%
	Principal Amount
Convertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 9,770,000	10,788,034
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	3,640,000	4,176,900
Media - 0.2%
Liberty Media Corp.:
4% 11/15/29 (e)	1,740,000	1,161,450
3.5% 1/15/31 (e)	9,546,178	9,426,049
News America, Inc. liquid yield option note 0% 2/28/21 (e)	22,670,000	13,431,975
		24,019,474
TOTAL CONSUMER DISCRETIONARY		38,984,408
INDUSTRIALS - 0.2%
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (e)	8,680,000	11,458,468
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	5,220,000	7,668,180
TOTAL INDUSTRIALS		19,126,648

	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc.:
3.5% 6/15/12	$ 6,220,000	$ 8,149,817
5.25% 12/15/11 (e)	11,850,000	19,814,385
5.25% 12/15/11	3,930,000	6,571,353
		34,535,555
TOTAL CONVERTIBLE BONDS		92,646,611
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	13,689,885
TOTAL CORPORATE BONDS (Cost $92,429,934)		106,336,496
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 5.41% (b)	14,241,601	14,241,601
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	164,285,754	164,285,754
TOTAL MONEY MARKET FUNDS (Cost $178,527,355)		178,527,355
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $8,561,922,715)	12,010,669,332
NET OTHER ASSETS - (1.2)%	(146,479,311)
NET ASSETS - 100%	$ 11,864,190,021
Security Type Abbreviation
PIERS - PREFERRED INCOME EQUITY REDEEMABLE SECURITIES
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,639,252 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 366,791
Fidelity Securities Lending Cash Central Fund	402,453
Total	$ 769,244
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $8,571,874,400. Net unrealized appreciation aggregated $3,438,794,932, of which $3,741,341,448 related to appreciated investment securities and $302,546,516 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

March 31, 2007

1.799861.103

VIPGRWT-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 0.6%
Toyota Motor Corp. sponsored ADR	297,400	$ 38,114,784
Distributors - 0.2%
Li & Fung Ltd.	3,132,000	9,840,737
Diversified Consumer Services - 0.6%
Sotheby's Class A (ltd. vtg.) (d)	994,450	44,233,136
Hotels, Restaurants & Leisure - 1.7%
Life Time Fitness, Inc. (a)(d)	422,367	21,713,887
McCormick & Schmick's Seafood Restaurants (a)	487,327	13,065,237
McDonald's Corp.	884,100	39,828,705
Starbucks Corp. (a)	1,371,654	43,015,069
		117,622,898
Household Durables - 1.1%
Garmin Ltd. (d)	881,694	47,743,730
TomTom Group BV (a)(d)	763,835	31,130,293
		78,874,023
Media - 1.8%
Focus Media Holding Ltd. ADR (a)	428,291	33,603,712
Lamar Advertising Co. Class A (d)	583,340	36,732,920
McGraw-Hill Companies, Inc.	467,094	29,370,871
National CineMedia, Inc.	797,527	21,293,971
		121,001,474
Multiline Retail - 0.3%
Target Corp.	380,300	22,536,578
Specialty Retail - 1.6%
Guess?, Inc.	1,012,800	41,008,272
J. Crew Group, Inc.	435,800	17,506,086
RadioShack Corp.	1,361,800	36,809,454
Zumiez, Inc. (a)	366,364	14,698,524
		110,022,336
Textiles, Apparel & Luxury Goods - 0.7%
Polo Ralph Lauren Corp. Class A	563,432	49,666,531
TOTAL CONSUMER DISCRETIONARY		591,912,497
CONSUMER STAPLES - 5.7%
Beverages - 0.9%
PepsiCo, Inc.	984,729	62,589,375
Food & Staples Retailing - 2.6%
CVS Corp.	4,077,885	139,218,994
Walgreen Co.	951,500	43,664,335
		182,883,329
Food Products - 0.5%
Tyson Foods, Inc. Class A	1,736,000	33,695,760
Household Products - 1.5%
Colgate-Palmolive Co.	841,000	56,170,390
Procter & Gamble Co.	801,300	50,610,108
		106,780,498

	Shares	Value
Personal Products - 0.2%
Bare Escentuals, Inc.	320,247	$ 11,487,260
TOTAL CONSUMER STAPLES		397,436,222
ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Canadian Oil Sands Trust unit	1,365,900	33,433,229
Chesapeake Energy Corp.	1,252,208	38,668,183
Denbury Resources, Inc. (a)	315,900	9,410,661
EOG Resources, Inc.	461,100	32,894,874
OAO Gazprom sponsored ADR	1,171,475	48,850,508
Petroplus Holdings AG	210,060	14,949,967
Ultra Petroleum Corp. (a)	1,004,917	53,391,240
Valero Energy Corp.	1,245,400	80,315,846
Western Oil Sands, Inc. Class A (a)	1,410,700	41,665,471
XTO Energy, Inc.	402,100	22,039,101
		375,619,080
FINANCIALS - 10.8%
Capital Markets - 4.5%
Charles Schwab Corp.	5,190,672	94,937,391
Goldman Sachs Group, Inc.	177,400	36,656,162
Investors Financial Services Corp.	351,125	20,417,919
Northern Trust Corp.	626,979	37,706,517
State Street Corp.	1,344,000	87,024,000
UBS AG (NY Shares)	600,108	35,664,418
		312,406,407
Commercial Banks - 2.7%
Canadian Western Bank, Edmonton	530,000	11,664,545
Commerce Bancorp, Inc., New Jersey (d)	4,919,754	164,221,389
East West Bancorp, Inc.	225,100	8,276,927
		184,162,861
Consumer Finance - 1.3%
American Express Co.	1,567,300	88,395,720
Insurance - 2.3%
AFLAC, Inc.	754,020	35,484,181
American International Group, Inc.	1,400,666	94,152,769
Willis Group Holdings Ltd.	796,700	31,533,386
		161,170,336
TOTAL FINANCIALS		746,135,324
HEALTH CARE - 19.4%
Biotechnology - 8.9%
Acorda Therapeutics, Inc. (d)	1,176,683	22,851,184
Altus Pharmaceuticals, Inc. (a)	909,809	13,847,293
Amylin Pharmaceuticals, Inc. (a)(d)	647,003	24,172,032
Biogen Idec, Inc. (a)	5,579,533	247,619,675
Cephalon, Inc. (a)	484,900	34,529,729
CSL Ltd.	737,505	49,151,439
Genentech, Inc. (a)	1,073,300	88,139,396
Gilead Sciences, Inc. (a)	1,341,292	102,608,838
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OSI Pharmaceuticals, Inc. (a)(d)	968,710	$ 31,967,430
Theravance, Inc. (a)	36,677	1,081,972
		615,968,988
Health Care Equipment & Supplies - 4.8%
American Medical Systems Holdings, Inc. (a)	345,748	7,319,485
ArthroCare Corp. (a)	255,015	9,190,741
Becton, Dickinson & Co.	899,400	69,154,866
BioLase Technology, Inc. (a)(d)	626,919	6,099,922
C.R. Bard, Inc.	608,700	48,397,737
Cochlear Ltd.	361,396	18,924,484
DENTSPLY International, Inc.	947,714	31,037,634
Hologic, Inc. (a)	686,391	39,563,577
Kyphon, Inc. (a)	366,930	16,563,220
Mentor Corp.	794,540	36,548,840
Mindray Medical International Ltd. sponsored ADR	184,500	4,392,945
ResMed, Inc. (a)	92,607	4,664,615
Sirona Dental Systems, Inc.	1,099,876	37,901,727
		329,759,793
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc.	595,066	26,575,648
Henry Schein, Inc. (a)	1,284,949	70,903,486
Medco Health Solutions, Inc. (a)	445,300	32,297,609
		129,776,743
Health Care Technology - 0.1%
Cerner Corp. (a)	136,500	7,432,425
Life Sciences Tools & Services - 1.1%
Covance, Inc. (a)	468,500	27,800,790
Millipore Corp. (a)	47,400	3,435,078
Pharmaceutical Product Development, Inc.	1,356,921	45,714,668
		76,950,536
Pharmaceuticals - 2.6%
Allergan, Inc.	333,300	36,936,306
Merck & Co., Inc.	3,326,000	146,909,420
		183,845,726
TOTAL HEALTH CARE		1,343,734,211
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.0%
The Boeing Co.	761,241	67,681,937
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR (a)	54,000	2,418,660
Commercial Services & Supplies - 1.9%
Corrections Corp. of America (a)	523,245	27,632,568
Equifax, Inc.	1,267,804	46,211,456

	Shares	Value
Kenexa Corp. (a)	707,592	$ 22,027,339
Tele Atlas NV (a)(d)	1,488,900	33,711,391
		129,582,754
Construction & Engineering - 0.8%
Fluor Corp.	412,800	37,036,416
Jacobs Engineering Group, Inc. (a)	393,200	18,342,780
		55,379,196
Electrical Equipment - 3.1%
ABB Ltd. sponsored ADR	9,046,100	155,411,998
General Cable Corp.	915,600	48,920,508
Vestas Wind Systems AS (a)	124,500	6,975,071
		211,307,577
Industrial Conglomerates - 1.2%
McDermott International, Inc. (a)	1,633,689	80,018,087
Machinery - 0.4%
Deere & Co.	250,300	27,192,592
IDEX Corp.	69,400	3,531,072
		30,723,664
TOTAL INDUSTRIALS		577,111,875
INFORMATION TECHNOLOGY - 37.7%
Communications Equipment - 10.8%
Balda AG	1,096,488	15,305,997
Cisco Systems, Inc. (a)	8,372,700	213,755,031
Corning, Inc. (a)	3,630,300	82,553,022
Harris Corp.	671,100	34,192,545
Nice Systems Ltd. sponsored ADR	1,459,367	49,647,665
Nokia Corp. sponsored ADR	2,004,600	45,945,432
Polycom, Inc. (a)	1,023,821	34,123,954
QUALCOMM, Inc.	2,167,103	92,448,614
Research In Motion Ltd. (a)	1,291,800	176,317,783
		744,290,043
Computers & Peripherals - 7.3%
Apple, Inc. (a)	939,934	87,329,268
EMC Corp. (a)	18,530,644	256,649,419
Network Appliance, Inc. (a)	2,411,815	88,079,484
QLogic Corp. (a)	1,898,326	32,271,542
SanDisk Corp. (a)	958,000	41,960,400
		506,290,113
Electronic Equipment & Instruments - 0.7%
Amphenol Corp. Class A	783,382	50,582,976
Internet Software & Services - 5.2%
eBay, Inc. (a)	1,530,941	50,750,694
Google, Inc. Class A (sub. vtg.) (a)	568,900	260,647,221
Omniture, Inc. (d)	393,585	7,175,055
VeriSign, Inc. (a)	1,494,900	37,551,888
		356,124,858
IT Services - 5.7%
Cognizant Technology Solutions Corp. Class A (a)	830,000	73,264,100
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
ExlService Holdings, Inc.	775,619	$ 16,001,020
First Data Corp.	1,439,800	38,730,620
Infosys Technologies Ltd.	708,713	32,912,947
Infosys Technologies Ltd. sponsored ADR (d)	653,400	32,833,350
MoneyGram International, Inc.	605,095	16,797,437
Paychex, Inc.	829,514	31,413,695
The Western Union Co.	5,647,124	123,954,372
WNS Holdings Ltd. ADR	815,900	23,775,326
		389,682,867
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A (a)	2,670,100	85,630,107
Integrated Device Technology, Inc. (a)	632,400	9,751,608
SiRF Technology Holdings, Inc. (a)(d)	1,330,800	36,943,008
		132,324,723
Software - 6.1%
Activision, Inc. (a)	1,469,546	27,833,201
Cadence Design Systems, Inc. (a)	679,000	14,299,740
Electronic Arts, Inc. (a)	1,231,187	62,002,577
FalconStor Software, Inc. (a)(d)	363,452	3,787,170
Guidance Software, Inc.	205,700	2,476,628
Microsoft Corp.	5,419,770	151,048,990
Nuance Communications, Inc. (a)(d)	1,323,341	20,260,351
Oracle Corp. (a)	4,199,200	76,131,496
Red Hat, Inc. (a)	1,400,295	32,108,764
Salesforce.com, Inc. (a)	166,100	7,112,402
Sourcefire, Inc.	590,443	10,409,510
THQ, Inc. (a)	478,225	16,350,513
		423,821,342
TOTAL INFORMATION TECHNOLOGY		2,603,116,922
MATERIALS - 1.5%
Chemicals - 1.5%
Monsanto Co.	1,234,300	67,837,128
Praxair, Inc.	176,400	11,106,144
Zoltek Companies, Inc. (a)(d)	710,396	24,814,132
		103,757,404
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	1,932,215	76,187,237
Level 3 Communications, Inc. (a)	5,378,978	32,811,766
		108,999,003

	Shares	Value
Wireless Telecommunication Services - 0.5%
America Movil SA de CV Series L sponsored ADR	724,800	$ 34,638,192
TOTAL TELECOMMUNICATION SERVICES		143,637,195
TOTAL COMMON STOCKS (Cost $6,029,231,945)		6,882,460,730
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	88,646	1
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e)	826,000	8
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC B Shares	149,262,496	301,069
TOTAL NONCONVERTIBLE PREFERRED STOCKS		301,077
TOTAL PREFERRED STOCKS (Cost $6,086,260)		301,078
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 5.41% (b)	48,745,788	48,745,788
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	136,845,665	136,845,665
TOTAL MONEY MARKET FUNDS (Cost $185,591,453)		185,591,453
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $6,220,909,658)	7,068,353,261
NET OTHER ASSETS - (2.3)%	(157,794,794)
NET ASSETS - 100%	$ 6,910,558,467
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 1,329,855
GeneProt, Inc. Series A	7/7/00	$ 4,472,693
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 554,781
Fidelity Securities Lending Cash Central Fund	282,882
Total	$ 837,663
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $6,226,670,692. Net unrealized appreciation aggregated $841,682,569, of which $986,687,428 related to appreciated investment securities and $145,004,859 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

March 31, 2007

1.799878.103

VIPHI-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.9%
	Principal Amount	Value
Aerospace - 1.3%
Bombardier, Inc.:
6.75% 5/1/12 (e)	$ 10,000	$ 9,926
7.45% 5/1/34 (e)	2,460,000	2,312,400
8% 11/15/14 (e)	2,085,000	2,152,763
L-3 Communications Corp.:
5.875% 1/15/15	790,000	768,275
6.375% 10/15/15	1,435,000	1,424,238
7.625% 6/15/12	4,705,000	4,863,794
Primus International, Inc. 11.5% 4/15/09 (e)	4,505,000	4,797,825
Transdigm, Inc. 7.75% 7/15/14 (e)	2,030,000	2,095,975
		18,425,196
Air Transportation - 1.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	7,425,000	7,584,118
8.608% 10/1/12	535,000	565,763
AMR Corp. 9% 8/1/12	1,980,000	2,088,900
Continental Airlines, Inc.:
6.903% 4/19/22	660,000	664,950
7.339% 4/19/14	1,100,000	1,111,000
Continental Airlines, Inc.:
7.875% 7/2/18	1,137,361	1,182,855
9.558% 9/1/19	1,666,945	1,846,141
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	642,831	655,688
7.73% 9/15/12	324,255	329,118
8.312% 10/2/12	321,092	325,909
8.388% 5/1/22	596,021	628,802
9.798% 4/1/21	3,187,830	3,530,521
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)	840,000	468,300
8.3% 12/15/29 (c)	3,205,000	1,798,967
10% 8/15/08 (c)	1,005,000	542,700
		23,323,732
Automotive - 4.7%
Ford Motor Co.:
7.45% 7/16/31	2,975,000	2,301,906
9.98% 2/15/47	1,450,000	1,301,375
Ford Motor Credit Co.:
7% 10/1/13	8,790,000	8,240,625
7.25% 10/25/11	5,520,000	5,364,905
8% 12/15/16	3,610,000	3,483,650
8.11% 1/13/12 (f)	5,590,000	5,464,225
9.81% 4/15/12 (f)	3,230,000	3,423,800
10.6049% 6/15/11 (e)(f)	6,664,000	7,080,500
General Motors Acceptance Corp.:
5.625% 5/15/09	675,000	662,753
6.75% 12/1/14	6,145,000	6,022,100
6.875% 9/15/11	4,690,000	4,654,825
8% 11/1/31	10,945,000	11,738,513

	Principal Amount	Value
General Motors Corp. 8.375% 7/15/33	$ 1,925,000	$ 1,722,875
GMAC LLC 6% 12/15/11	2,740,000	2,647,525
		64,109,577
Banks and Thrifts - 0.4%
Western Financial Bank 9.625% 5/15/12	5,125,000	5,560,625
Broadcasting - 0.3%
Nexstar Broadcasting, Inc. 7% 1/15/14	3,015,000	2,894,400
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (d)	1,850,000	1,794,500
		4,688,900
Building Materials - 0.5%
Anixter International, Inc. 5.95% 3/1/15	2,825,000	2,655,500
Belden CDT, Inc. 7% 3/15/17 (e)	2,170,000	2,218,825
General Cable Corp.:
7.125% 4/1/17 (e)	550,000	552,750
7.725% 4/1/15 (e)(f)	1,440,000	1,441,800
		6,868,875
Cable TV - 3.0%
Cablevision Systems Corp. 9.87% 4/1/09 (f)	1,390,000	1,471,663
Charter Communications Holdings I LLC:
9.92% 4/1/14	3,890,000	3,462,100
10% 5/15/14	2,740,000	2,438,600
11.125% 1/15/14	2,970,000	2,799,225
12.125% 1/15/15	2,275,000	2,218,125
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	1,735,000	1,826,088
EchoStar Communications Corp.:
6.625% 10/1/14	1,370,000	1,378,631
7% 10/1/13	5,940,000	6,103,350
7.125% 2/1/16	2,785,000	2,875,513
Kabel Deutschland GmbH 10.625% 7/1/14	4,350,000	4,850,250
NTL Cable PLC:
8.75% 4/15/14	2,175,000	2,262,000
9.125% 8/15/16	1,380,000	1,455,900
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (e)	7,285,000	7,258,046
		40,399,491
Capital Goods - 1.5%
Case New Holland, Inc. 7.125% 3/1/14	4,155,000	4,331,588
Leucadia National Corp.:
7% 8/15/13	3,520,000	3,537,600
7.125% 3/15/17 (e)	8,230,000	8,188,850
Nonconvertible Bonds - continued
	Principal Amount	Value
Capital Goods - continued
Sensus Metering Systems, Inc. 8.625% 12/15/13	$ 4,325,000	$ 4,411,500
		20,469,538
Chemicals - 3.6%
Chemtura Corp. 6.875% 6/1/16	2,640,000	2,626,800
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (d)	3,240,000	2,988,900
Series B, 0% 10/1/14 (d)	2,325,000	2,144,813
Equistar Chemicals LP 7.55% 2/15/26	2,525,000	2,487,125
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	1,740,000	1,822,650
10.125% 9/1/08	2,080,000	2,194,400
Lyondell Chemical Co.:
8% 9/15/14	3,110,000	3,265,500
8.25% 9/15/16	3,110,000	3,319,925
Millennium America, Inc. 9.25% 6/15/08	3,000,000	3,116,250
Momentive Performance Materials, Inc. 9.75% 12/1/14 (e)	8,720,000	9,014,300
Nalco Co. 7.75% 11/15/11	3,005,000	3,106,419
Nell AF Sarl 8.375% 8/15/15 (e)	2,690,000	2,804,325
NOVA Chemicals Corp. 8.5019% 11/15/13 (f)	2,425,000	2,418,938
Phibro Animal Health Corp.:
10% 8/1/13 (e)	2,440,000	2,598,600
13% 8/1/14 (e)	1,420,000	1,519,400
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	4,065,000	4,308,900
		49,737,245
Consumer Products - 0.3%
Jostens Holding Corp. 0% 12/1/13 (d)	3,050,000	2,714,500
Jostens IH Corp. 7.625% 10/1/12	1,120,000	1,136,800
		3,851,300
Containers - 1.1%
Berry Plastics Holding Corp. 8.875% 9/15/14	2,845,000	2,909,013
BWAY Corp. 10% 10/15/10	7,005,000	7,337,738
Greif Brothers Corp. 6.75% 2/1/17 (e)	4,130,000	4,160,975
		14,407,726
Diversified Financial Services - 0.8%
E*TRADE Financial Corp.:
7.375% 9/15/13	1,490,000	1,545,875
7.875% 12/1/15	2,895,000	3,122,981
8% 6/15/11	2,440,000	2,568,100

	Principal Amount	Value
NSG Holdings II, LLC 7.75% 12/15/25 (e)	$ 3,710,000	$ 3,812,025
		11,048,981
Diversified Media - 1.8%
Affinion Group, Inc. 11.5% 10/15/15	3,385,000	3,723,500
LBI Media Holdings, Inc. 0% 10/15/13 (d)	6,440,000	5,602,800
LBI Media, Inc. 10.125% 7/15/12	2,245,000	2,357,250
Liberty Media Corp. 8.25% 2/1/30	670,000	669,805
Nielsen Finance LLC/Co.:
0% 8/1/16 (d)(e)	2,660,000	1,862,000
10% 8/1/14 (e)	4,145,000	4,518,050
Quebecor Media, Inc. 7.75% 3/15/16	5,920,000	5,986,600
		24,720,005
Electric Utilities - 2.3%
AES Corp.:
8.875% 2/15/11	3,581,000	3,849,575
9.375% 9/15/10	2,088,000	2,275,920
AES Gener SA 7.5% 3/25/14	4,965,000	5,275,313
Aquila, Inc. 14.875% 7/1/12	2,555,000	3,321,500
Mirant Americas Generation LLC 8.5% 10/1/21	4,075,000	4,136,125
NRG Energy, Inc. 7.375% 2/1/16	1,725,000	1,772,438
Tenaska Alabama Partners LP 7% 6/30/21 (e)	3,195,942	3,211,922
Utilicorp Canada Finance Corp. 7.75% 6/15/11	6,740,000	7,119,125
Utilicorp United, Inc. 9.95% 2/1/11 (f)	55,000	60,088
		31,022,006
Energy - 7.9%
Atlas Pipeline Partners LP 8.125% 12/15/15	4,080,000	4,182,000
Chaparral Energy, Inc.:
8.5% 12/1/15	4,800,000	4,764,000
8.875% 2/1/17 (e)	1,760,000	1,777,600
Chesapeake Energy Corp.:
6.5% 8/15/17	7,185,000	7,068,244
6.625% 1/15/16	2,045,000	2,050,113
7.5% 6/15/14	2,095,000	2,189,275
7.75% 1/15/15	4,390,000	4,571,088
Complete Production Services, Inc. 8% 12/15/16 (e)	4,070,000	4,171,750
Forest Oil Corp.:
7.75% 5/1/14	1,430,000	1,447,875
8% 12/15/11	1,440,000	1,494,000
Hanover Compressor Co.:
8.625% 12/15/10	2,560,000	2,688,000
9% 6/1/14	1,785,000	1,923,338
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Hanover Equipment Trust 8.75% 9/1/11	$ 775,000	$ 802,125
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (e)	5,890,000	5,816,375
9% 6/1/16 (e)	3,910,000	4,134,825
OPTI Canada, Inc. 8.25% 12/15/14 (e)	3,460,000	3,598,400
Pan American Energy LLC 7.75% 2/9/12 (e)	3,630,000	3,725,288
Parker Drilling Co.:
9.625% 10/1/13	2,960,000	3,211,600
10.11% 9/1/10 (f)	4,878,000	4,975,560
Petrohawk Energy Corp. 9.125% 7/15/13	8,045,000	8,558,271
Pioneer Natural Resources Co. 6.65% 3/15/17	1,600,000	1,585,000
Plains Exploration & Production Co. 7% 3/15/17	4,030,000	4,045,113
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	885,000	871,725
7.375% 7/15/13	10,075,000	10,326,875
7.5% 5/15/16	3,910,000	4,017,525
Seitel, Inc. 9.75% 2/15/14 (e)	4,330,000	4,384,125
SESI LLC 6.875% 6/1/14	2,530,000	2,517,350
Stone Energy Corp. 6.75% 12/15/14	2,465,000	2,304,775
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (e)	2,535,000	2,579,363
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17 (e)	2,760,000	2,925,600
		108,707,178
Entertainment/Film - 0.4%
AMC Entertainment, Inc. 8% 3/1/14	5,025,000	5,125,500
Environmental - 0.9%
Allied Waste North America, Inc.:
5.75% 2/15/11	2,915,000	2,853,056
6.875% 6/1/17	4,655,000	4,666,638
7.125% 5/15/16	3,180,000	3,235,650
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	855,000	857,138
7.4% 9/15/35	585,000	561,600
		12,174,082
Food and Drug Retail - 1.3%
Albertsons, Inc.:
7.45% 8/1/29	2,280,000	2,242,911
7.75% 6/15/26	2,565,000	2,629,125
8% 5/1/31	1,685,000	1,717,317

	Principal Amount	Value
Rite Aid Corp. 7.5% 3/1/17	$ 8,710,000	$ 8,590,238
SUPERVALU, Inc. 7.5% 11/15/14	2,990,000	3,125,716
		18,305,307
Food/Beverage/Tobacco - 1.2%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,837,600
Pierre Foods, Inc. 9.875% 7/15/12	2,600,000	2,665,000
Reynolds American, Inc.:
7.25% 6/1/13	3,200,000	3,384,000
7.3% 7/15/15	2,680,000	2,797,250
Swift & Co.:
10.125% 10/1/09	3,215,000	3,311,450
12.5% 1/1/10	760,000	798,000
		16,793,300
Gaming - 6.0%
Chukchansi Economic Development Authority:
8% 11/15/13 (e)	3,210,000	3,314,325
8.8769% 11/15/12 (e)(f)	1,010,000	1,037,775
Mandalay Resort Group 9.375% 2/15/10	4,655,000	5,015,763
MGM Mirage, Inc.:
6.625% 7/15/15	785,000	758,506
6.75% 9/1/12	9,015,000	8,992,463
6.75% 4/1/13	4,390,000	4,335,125
6.875% 4/1/16	4,365,000	4,244,963
7.625% 1/15/17	6,115,000	6,214,369
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	4,740,000	4,745,925
7.125% 8/15/14	2,010,000	2,040,150
8% 4/1/12	970,000	1,007,588
MTR Gaming Group, Inc.:
9% 6/1/12	960,000	1,003,200
9.75% 4/1/10	1,650,000	1,732,500
Park Place Entertainment Corp. 7% 4/15/13	2,720,000	2,886,600
Scientific Games Corp. 6.25% 12/15/12	3,275,000	3,184,938
Seminole Hard Rock Entertainment, Inc. 7.86% 3/15/14 (e)(f)	1,520,000	1,550,400
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	4,600,000	4,634,500
7.25% 5/1/12	6,020,000	6,065,150
Snoqualmie Entertainment Authority:
9.125% 2/1/15 (e)	1,930,000	1,987,900
9.1488% 2/1/14 (e)(f)	2,450,000	2,486,750
Station Casinos, Inc. 6.875% 3/1/16	4,580,000	4,202,150
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)	$ 2,100,000	$ 1,638,000
9% 1/15/12	3,610,000	3,718,300
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,900,000	5,988,500
		82,785,840
Healthcare - 6.2%
AmeriPath Intermediate Holdings, Inc. 10.65% 2/15/14 pay-in-kind (e)(f)	1,470,000	1,470,000
AmeriPath, Inc. 10.5% 4/1/13	2,380,000	2,546,600
CDRV Investors, Inc. 0% 1/1/15 (d)	5,480,000	4,699,100
Concentra Operating Corp.:
9.125% 6/1/12	4,095,000	4,371,413
9.5% 8/15/10	2,145,000	2,262,975
HCA, Inc.:
6.5% 2/15/16	2,025,000	1,718,719
9.125% 11/15/14 (e)	3,045,000	3,246,731
9.25% 11/15/16 (e)	4,155,000	4,471,819
9.625% 11/15/16 pay-in-kind (e)	2,495,000	2,691,481
HealthSouth Corp. 10.75% 6/15/16 (e)	4,250,000	4,664,375
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	3,815,000	3,929,450
Multiplan, Inc. 10.375% 4/15/16 (e)	2,485,000	2,547,125
National Mentor Holdings, Inc. 11.25% 7/1/14	2,675,000	2,922,438
Omega Healthcare Investors, Inc.:
7% 4/1/14	9,970,000	10,082,163
7% 1/15/16	2,480,000	2,498,600
Rural/Metro Corp. 9.875% 3/15/15	1,670,000	1,774,375
Senior Housing Properties Trust 8.625% 1/15/12	4,460,000	4,906,000
Service Corp. International:
6.75% 4/1/15 (e)	3,300,000	3,308,250
7.5% 4/1/27 (e)	4,020,000	4,030,050
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	4,310,000	4,547,050
US Oncology Holdings, Inc. 9.7969% 3/15/12 pay-in-kind (e)(f)	4,440,000	4,473,300
Ventas Realty LP:
6.5% 6/1/16	3,250,000	3,315,000
6.625% 10/15/14	2,320,000	2,360,600
6.75% 4/1/17	2,310,000	2,376,413
		85,214,027

	Principal Amount	Value
Homebuilding/Real Estate - 2.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	$ 2,765,000	$ 2,723,525
7.125% 2/15/13 (e)	6,345,000	6,249,825
8.125% 6/1/12	7,950,000	8,109,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	490,000	465,500
6.25% 1/15/15	1,440,000	1,256,400
8.875% 4/1/12	1,570,000	1,577,850
KB Home 7.75% 2/1/10	4,345,000	4,431,900
Technical Olympic USA, Inc.:
7.5% 3/15/11	585,000	427,050
7.5% 1/15/15	5,060,000	3,567,300
10.375% 7/1/12	590,000	442,500
		29,250,850
Hotels - 0.7%
Grupo Posadas SA de CV 8.75% 10/4/11 (e)	3,875,000	4,020,313
Host Marriott LP 7.125% 11/1/13	5,390,000	5,511,275
		9,531,588
Insurance - 0.2%
UnumProvident Corp. 7.375% 6/15/32	580,000	618,330
UnumProvident Finance Co. PLC 6.85% 11/15/15 (e)	1,500,000	1,571,250
		2,189,580
Leisure - 1.6%
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	4,720,000	4,877,242
7.25% 6/15/16	1,540,000	1,587,524
7.5% 10/15/27	1,980,000	1,968,120
Town Sports International Holdings, Inc. 0% 2/1/14 (d)	1,052,000	946,800
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	5,125,000	5,442,750
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	575,000	592,969
10.11% 5/1/10 (f)	5,780,000	5,960,625
		21,376,030
Metals/Mining - 4.9%
Arch Western Finance LLC 6.75% 7/1/13	6,050,000	5,959,250
Compass Minerals International, Inc.:
0% 12/15/12 (d)	4,520,000	4,565,200
0% 6/1/13 (d)	8,615,000	8,356,550
Drummond Co., Inc. 7.375% 2/15/16 (e)	7,370,000	7,038,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
FMG Finance Property Ltd.:
9.36% 9/1/11 (e)(f)	$ 2,840,000	$ 2,978,450
10% 9/1/13 (e)	1,840,000	2,001,000
10.625% 9/1/16 (e)	495,000	573,581
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	2,830,000	3,042,250
8.375% 4/1/17	2,830,000	3,056,400
8.5463% 4/1/15 (f)	2,830,000	2,975,038
Massey Energy Co. 6.875% 12/15/13	7,130,000	6,773,500
Peabody Energy Corp.:
7.375% 11/1/16	2,675,000	2,802,063
7.875% 11/1/26	1,945,000	2,076,288
PNA Group, Inc. 10.75% 9/1/16 (e)	4,345,000	4,649,150
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (e)(f)	1,420,000	1,427,100
Vedanta Resources PLC 6.625% 2/22/10 (e)	8,875,000	8,886,538
		67,160,708
Paper - 1.9%
Catalyst Paper Corp. 8.625% 6/15/11	1,710,000	1,735,650
Georgia-Pacific Corp.:
7% 1/15/15 (e)	8,720,000	8,720,000
8% 1/15/24	1,470,000	1,473,675
8.875% 5/15/31	2,725,000	2,888,500
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	2,815,000	2,737,588
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (e)	4,260,000	4,164,150
Stone Container Finance Co. 7.375% 7/15/14	3,740,000	3,590,400
		25,309,963
Publishing/Printing - 0.8%
Dex Media West LLC/Dex Media West Finance Co. 8.5% 8/15/10	2,175,000	2,272,875
Scholastic Corp. 5% 4/15/13	1,895,000	1,672,338
The Reader's Digest Association, Inc. 9% 2/15/17 (e)	2,530,000	2,435,125
Valassis Communications, Inc. 8.25% 3/1/15 (e)	4,250,000	4,186,250
		10,566,588
Railroad - 0.7%
Kansas City Southern Railway Co. 7.5% 6/15/09	9,860,000	10,081,850
Restaurants - 1.3%
Carrols Corp. 9% 1/15/13	5,255,000	5,386,375

	Principal Amount	Value
Friendly Ice Cream Corp. 8.375% 6/15/12	$ 6,195,000	$ 6,071,100
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	6,915,000	6,828,563
		18,286,038
Services - 3.3%
Aramark Corp.:
8.5% 2/1/15 (e)	2,445,000	2,533,631
8.86% 2/1/15 (e)(f)	1,010,000	1,037,775
Ashtead Capital, Inc. 9% 8/15/16 (e)	3,090,000	3,314,025
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (e)	3,105,000	3,151,575
7.75% 5/15/16 (e)	2,320,000	2,366,400
7.86% 5/15/14 (e)(f)	550,000	559,625
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16	2,435,000	2,641,975
FTI Consulting, Inc.:
7.625% 6/15/13	4,965,000	5,157,394
7.75% 10/1/16	2,665,000	2,791,588
Hertz Corp.:
8.875% 1/1/14	1,295,000	1,385,650
10.5% 1/1/16	1,230,000	1,396,050
Iron Mountain, Inc.:
8.25% 7/1/11	5,110,000	5,122,775
8.625% 4/1/13	5,270,000	5,401,750
Penhall International Corp. 12% 8/1/14 (e)	2,650,000	2,888,500
Rental Service Corp. 9.5% 12/1/14 (e)	2,830,000	3,006,875
Rural/Metro Corp. 0% 3/15/16 (d)	3,185,000	2,548,000
		45,303,588
Shipping - 3.9%
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (e)	4,795,000	4,986,800
OMI Corp. 7.625% 12/1/13	9,595,000	9,738,925
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	550,000	561,000
8.25% 3/15/13	1,295,000	1,346,800
Ship Finance International Ltd. 8.5% 12/15/13	25,180,000	25,809,469
Teekay Shipping Corp. 8.875% 7/15/11	10,093,000	10,799,510
		53,242,504
Specialty Retailing - 0.1%
Asbury Automotive Group, Inc. 7.625% 3/15/17 (e)	810,000	810,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Steels - 1.0%
RathGibson, Inc. 11.25% 2/15/14	$ 4,820,000	$ 5,085,100
Steel Dynamics, Inc. 6.75% 4/1/15 (e)	8,060,000	8,080,150
		13,165,250
Super Retail - 1.5%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	1,485,000	1,574,100
Michaels Stores, Inc.:
10% 11/1/14 (e)	5,190,000	5,559,788
11.375% 11/1/16 (e)	2,020,000	2,176,550
NBC Acquisition Corp. 0% 3/15/13 (d)	1,665,000	1,381,950
Nebraska Book Co., Inc. 8.625% 3/15/12	4,270,000	4,312,700
Sonic Automotive, Inc. 8.625% 8/15/13	3,690,000	3,837,600
Toys 'R' US, Inc. 7.625% 8/1/11	1,390,000	1,318,763
		20,161,451
Technology - 6.4%
Avago Technologies Finance Ltd.:
10.125% 12/1/13	2,900,000	3,139,250
10.86% 6/1/13 (f)	3,380,000	3,532,100
11.875% 12/1/15	1,435,000	1,610,788
Celestica, Inc. 7.875% 7/1/11	5,905,000	5,727,850
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (e)	5,010,000	5,016,513
9.125% 12/15/14 pay-in-kind (e)	3,770,000	3,741,725
9.2299% 12/15/14 (e)(f)	2,910,000	2,902,725
10.125% 12/15/16 (e)	5,360,000	5,373,400
IKON Office Solutions, Inc. 7.75% 9/15/15	4,965,000	5,138,775
Lucent Technologies, Inc.:
6.45% 3/15/29	7,415,000	6,682,769
6.5% 1/15/28	2,915,000	2,630,788
Nortel Networks Corp.:
9.61% 7/15/11 (e)(f)	3,340,000	3,582,150
10.125% 7/15/13 (e)	3,825,000	4,226,625
Northern Telecom Capital Corp. 7.875% 6/15/26	475,000	457,188
Northern Telecom Ltd. yankee 6.875% 9/1/23	840,000	768,600
NXP BV:
7.875% 10/15/14 (e)	3,405,000	3,511,406
8.11% 10/15/13 (e)(f)	2,970,000	3,055,388
9.5% 10/15/15 (e)	5,785,000	5,965,781
Sanmina-SCI Corp.:
6.75% 3/1/13	2,660,000	2,420,600
8.125% 3/1/16	3,335,000	3,118,225
Seagate Technology HDD Holdings 6.8% 10/1/16	2,350,000	2,350,000

	Principal Amount	Value
SunGard Data Systems, Inc.:
9.125% 8/15/13	$ 3,865,000	$ 4,106,563
10.25% 8/15/15	1,945,000	2,120,050
Xerox Capital Trust I 8% 2/1/27	4,400,000	4,488,000
Xerox Corp. 7.625% 6/15/13	2,340,000	2,439,450
		88,106,709
Telecommunications - 8.4%
Digicel Group Ltd.:
8.875% 1/15/15 (e)	4,130,000	4,006,100
9.125% 1/15/15 pay-in-kind (e)	1,780,000	1,699,900
Digicel Ltd. 9.25% 9/1/12 (e)	4,605,000	4,869,788
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (e)(f)	4,910,000	5,002,063
Intelsat Ltd.:
6.5% 11/1/13	9,695,000	8,580,075
7.625% 4/15/12	10,150,000	9,744,000
9.25% 6/15/16 (e)	5,790,000	6,369,000
11.25% 6/15/16 (e)	4,745,000	5,373,713
Level 3 Financing, Inc.:
8.75% 2/15/17 (e)	4,295,000	4,327,213
9.15% 2/15/15 (e)(f)	4,990,000	5,027,425
9.25% 11/1/14 (e)	11,140,000	11,446,350
12.25% 3/15/13	5,435,000	6,358,950
MetroPCS Wireless, Inc. 9.25% 11/1/14 (e)	3,220,000	3,405,150
Mobile Telesystems Finance SA 8% 1/28/12 (e)	2,608,000	2,757,960
Orascom Telecom Finance SCA 7.875% 2/8/14 (e)	2,870,000	2,819,373
PanAmSat Corp.:
9% 8/15/14	5,374,000	5,803,920
9% 6/15/16 (e)	3,820,000	4,202,000
Qwest Corp.:
7.5% 10/1/14	3,840,000	4,051,200
8.6049% 6/15/13 (f)	7,630,000	8,278,550
U.S. West Communications:
6.875% 9/15/33	2,535,000	2,471,625
7.5% 6/15/23	4,335,000	4,389,188
Windstream Corp.:
8.125% 8/1/13	1,350,000	1,459,620
8.625% 8/1/16	2,565,000	2,805,597
		115,248,760
Textiles & Apparel - 0.9%
Hanesbrands, Inc. 8.735% 12/15/14 (e)(f)	2,720,000	2,774,400
Levi Strauss & Co.:
8.875% 4/1/16	7,165,000	7,666,550
10.11% 4/1/12 (f)	1,890,000	1,927,800
		12,368,750
TOTAL NONCONVERTIBLE BONDS (Cost $1,154,551,642)		1,189,898,638
Commercial Mortgage Securities - 0.0%
	Principal Amount	Value
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.2305% 4/25/21 (e)(f) (Cost $141,667)	$ 183,615	$ 165,253
Common Stocks - 0.0%
	Shares
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(g) (Cost $1,974,627)	48,889	356,401
Nonconvertible Preferred Stocks - 0.4%

Telecommunications - 0.4%
Rural Cellular Corp. 12.25% pay-in-kind (a) (Cost $4,364,060)	3,862	4,557,160
Floating Rate Loans - 9.7%
	Principal Amount
Aerospace - 0.0%
Transdigm, Inc. term loan 7.3479% 6/23/13 (f)	$ 70,000	70,788
Air Transportation - 0.6%
United Air Lines, Inc. Tranche B, term loan 7.375% 2/1/14 (f)	7,760,000	7,740,600
Auto Parts Distribution - 0.6%
Navistar International Corp.:
term loan 8.61% 1/19/12 (f)	1,965,333	1,989,900
8.4244% 1/19/12 (f)	714,667	723,600
Oshkosh Truck Co. Tranche B, term loan 7.1% 12/6/13 (f)	5,895,225	5,909,963
		8,623,463
Automotive - 1.1%
Ford Motor Co. term loan 8.36% 12/15/13 (f)	14,733,075	14,769,908
Broadcasting - 0.3%
Univision Communications, Inc.:
Tranche 1LN, term loan 7.57% 9/16/14 (f)	3,983,893	3,978,913
Tranche DD 1LN, term loan 9/16/14 (h)	256,107	255,787
		4,234,700
Cable TV - 1.7%
Charter Communications Operating LLC:
Tranche B 1LN, term loan 7.35% 3/6/14 (f)	7,620,000	7,600,950
Tranche B, term loan 7.985% 4/28/13 (f)	5,498,000	5,494,564

	Principal Amount	Value
CSC Holdings, Inc. Tranche B, term loan 7.11% 3/29/13 (f)	$ 4,912,875	$ 4,925,157
Insight Midwest Holdings LLC Tranche B, term loan 7.36% 4/6/14 (f)	4,830,000	4,833,019
		22,853,690
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 5.32% 4/2/13 (f)	167,692	168,321
term loan 7.099% 4/2/14 (f)	922,308	925,767
		1,094,088
Diversified Financial Services - 0.3%
LPL Holdings, Inc. Tranche C, term loan 7.85% 6/28/13 (f)	4,189,500	4,220,921
Electric Utilities - 0.3%
Longview Power LLC:
Tranche B, term loan 7.625% 2/28/14 (f)	1,740,000	1,753,050
Tranche DD, term loan 2/28/14 (h)	2,030,000	2,045,225
7.57% 2/28/14 (f)	580,000	584,350
		4,382,625
Energy - 0.9%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.25% 3/30/12 (f)	659,006	657,358
term loan 8.35% 3/30/14 (f)	5,020,994	5,008,442
Sandridge Energy, Inc. term loan:
8.625% 4/1/15	3,550,000	3,625,438
8.975% 4/1/14 (f)	660,000	670,725
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.225% 10/31/12 (f)	605,806	610,350
term loan 7.3597% 10/31/12 (f)	2,486,331	2,504,978
		13,077,291
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.61% 6/30/10 (f)	825,455	830,614
Gaming - 0.8%
Kerzner International Ltd.:
term loan 8.34% 9/1/13 (f)	3,181,250	3,149,438
Class DD, term loan 8.3467% 9/1/13 (f)(h)	1,654,250	1,637,708
Venetian Macau Ltd. Tranche B, term loan:
7.6% 5/26/12 (f)(h)	2,103,333	2,103,333
8.1% 5/26/13 (f)	4,206,667	4,248,733
		11,139,212
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - 0.2%
Stiefel Laboratories, Inc. term loan:
7.5927% 12/28/13 (f)	$ 630,000	$ 633,938
10.355% 6/28/14 (f)	2,220,000	2,253,300
		2,887,238
Metals/Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. Tranche B, term loan 7.07% 3/19/14 (f)	3,318,635	3,331,080
Paper - 0.7%
Georgia-Pacific Corp. Tranche B1, term loan 7.319% 12/23/12 (f)	9,460,250	9,495,726
Services - 0.5%
NES Rentals Holdings, Inc. Tranche 2, term loan 12.125% 7/20/13 (f)	4,570,000	4,627,125
Penhall International Corp. term loan 12.8237% 3/21/12 (f)	2,080,000	2,038,400
		6,665,525
Telecommunications - 1.1%
Digicel International Finance Ltd. term loan 7.85% 3/23/12 (f)	6,240,000	6,247,800
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (f)	1,600,000	1,602,000
Level 3 Communications, Inc. term loan 7.57% 3/13/14 (f)	6,140,000	6,147,675
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (f)	670,000	688,425
		14,685,900
Textiles & Apparel - 0.2%
Levi Strauss & Co. term loan 7.59% 4/14/14 (f)	2,310,000	2,284,013
TOTAL FLOATING RATE LOANS (Cost $131,939,621)		132,387,382
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b) (Cost $52,390,275)	52,390,275	$ 52,390,275
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,345,361,892)		1,379,755,109
NET OTHER ASSETS - (0.8)%		(10,640,359)
NET ASSETS - 100%		$ 1,369,114,750
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $346,999,041 or 25.3% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $356,401 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $5,082,341 and $5,087,702, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 521,009
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,343,712,429. Net unrealized appreciation aggregated $36,042,680, of which $43,875,066 related to appreciated investment securities and $7,832,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Money Market Portfolio

March 31, 2007

1.814641.102

VIPMM-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.6%
Due Date	Yield (a)	Principal Amount	Value
Bell Trace Obligated Group
4/30/07	5.38% (d)	$ 14,405,000	$ 14,405,000
TOTAL CORPORATE BONDS			14,405,000
Certificates of Deposit - 19.8%

London Branch, Eurodollar, Foreign Banks - 5.1%
Credit Agricole SA
4/18/07	5.36	15,000,000	15,000,000
Credit Industriel et Commercial
4/10/07 to 7/30/07	5.25 to 5.37	45,000,000	45,000,000
HBOS Treasury Services PLC
5/23/07	5.36	5,000,000	5,000,000
Landesbank Hessen-Thuringen
4/17/07 to 7/23/07	5.36	22,000,000	22,000,000
Societe Generale
4/17/07 to 1/3/08	5.30 to 5.35	29,000,000	29,000,000
			116,000,000
New York Branch, Yankee Dollar, Foreign Banks - 14.7%
Barclays Bank PLC
4/16/08	5.36	18,000,000	18,000,000
BNP Paribas SA
4/17/07 to 10/2/07	5.30 to 5.45	30,000,000	30,000,000
Canadian Imperial Bank of Commerce
4/16/07	5.41 (d)	20,000,000	20,000,000
Credit Suisse First Boston
4/23/07 to 6/15/07	5.32 to 5.34 (d)	45,000,000	45,000,000
Credit Suisse Group
6/4/07	5.40 to 5.43	22,000,000	22,000,000
Deutsche Bank AG
11/21/07	5.40	25,000,000	25,000,000
Fortis Banque SA
6/26/07	5.33	12,000,000	12,000,000
HBOS Treasury Services PLC
4/17/07 to 5/23/07	5.35 to 5.36	10,000,000	10,000,000
Landesbank Baden-Wuert
4/13/07	5.35	9,000,000	9,000,015
Mizuho Corporate Bank Ltd.
4/16/07 to 5/14/07	5.32 to 5.34	10,000,000	10,000,000
Natexis Banques Populaires NY CD
12/12/07 to 1/29/08	5.40 to 5.45	72,000,000	72,000,002
Societe Generale
1/16/08 to 4/2/08	5.36 to 5.42	52,000,000	52,000,000
Sumitomo Mitsui Banking Corp.
4/18/07 to 4/20/07	5.30 to 5.38	7,000,000	7,000,000
			332,000,017
TOTAL CERTIFICATES OF DEPOSIT			448,000,017
Commercial Paper - 9.8%
Due Date	Yield (a)	Principal Amount	Value
American Wtr. Cap. Corp.
4/2/07 to 5/14/07	5.41 to 5.44% (b)	$ 3,000,000	$ 2,993,287
Apache Corp.
4/30/07	5.37 (b)	3,000,000	2,987,095
Bavaria TRR Corp.
4/12/07	5.32	3,000,000	2,995,142
Beta Finance, Inc.
4/23/07	5.37 (b)	20,500,000	20,434,480
Burlington Northern Santa Fe Corp.
4/20/07 to 5/17/07	5.37 to 5.38 (b)	6,000,000	5,976,231
Capital One Multi-Asset Execution Trust
5/9/07	5.32	1,000,000	994,437
ConocoPhillips Qatar Funding Ltd.
4/13/07 to 6/20/07	5.37 to 5.43 (b)	2,000,000	1,986,459
Countrywide Financial Corp.
4/12/07 to 6/21/07	5.33 to 5.37	16,000,000	15,895,574
CVS Corp.
4/3/07 to 4/27/07	5.37 to 5.41	9,500,000	9,490,425
DaimlerChrysler NA Holding Corp.
4/2/07 to 5/11/07	5.38 to 5.44	11,500,000	11,462,505
Devon Energy Corp.
4/10/07 to 8/16/07	5.34 to 5.44	9,275,000	9,160,112
Dominion Resources, Inc.
4/19/07 to 4/26/07	5.35 to 5.36	2,000,000	1,993,637
Fortune Brands, Inc.
4/9/07 to 5/11/07	5.37 to 5.39	5,500,000	5,480,793
Giro Funding US Corp.
5/3/07	5.34	4,000,000	3,981,262
Harrier Finance Funding LLC
6/27/07	5.35 (b)	10,000,000	9,874,430
Hypo Real Estate Bank International AG
4/5/07 to 5/24/07	5.36 to 5.37	5,000,000	4,988,826
ITT Corp.
5/24/07	5.38	500,000	496,091
Kellogg Co.
4/18/07 to 6/28/07	5.35 to 5.39	5,500,000	5,468,043
Liberty Harbour II CDO Ltd./LLC
5/25/07	5.35 (b)	10,000,000	9,920,800
Michigan Gen. Oblig.
10/4/07	5.41	4,100,000	4,100,000
Motown Notes Program
5/7/07 to 6/21/07	5.35 to 5.37	10,000,000	9,907,570
Nelnet Student Funding Ext CP LLC
5/8/07	5.34	1,000,000	994,589
Nissan Motor Acceptance Corp.
4/2/07 to 6/20/07	5.34 to 5.37	4,750,000	4,725,677
Paradigm Funding LLC
7/24/07	5.35	5,000,000	4,917,508
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Park Sienna LLC
5/29/07	5.34%	$ 1,000,000	$ 991,509
Rockies Express Pipeline LLC
4/13/07 to 6/22/07	5.43 to 5.44 (b)	4,000,000	3,968,319
Spectra Energy Capital LLC
4/20/07	5.36 (b)	2,000,000	1,994,384
Stratford Receivables Co. LLC
4/17/07	5.32	9,253,000	9,231,245
Textron Financial Corp.
4/2/07 to 4/19/07	5.32 to 5.34	3,000,000	2,997,046
The Walt Disney Co.
4/23/07 to 5/23/07	5.35 to 5.36	3,000,000	2,985,908
Time Warner Cable, Inc.
4/9/07 to 5/7/07	5.38 to 5.40	10,000,000	9,963,649
Time Warner, Inc.
4/17/07 to 6/14/07	5.37 to 5.40 (b)	7,750,000	7,693,727
UniCredito Italiano Bank (Ireland) PLC
4/10/07 to 4/16/07	5.35 to 5.36	11,000,000	10,981,328
Verizon Communications, Inc.
4/3/07	5.34 (b)	1,000,000	999,705
Virginia Electric & Power Co.
4/2/07 to 4/26/07	5.35 to 5.37	6,000,000	5,990,282
Weatherford International Ltd.
4/3/07 to 4/27/07	5.35 (b)	6,000,000	5,981,641
WellPoint, Inc.
4/9/07 to 5/21/07	5.37 to 5.39	2,000,000	1,991,433
Whirlpool Corp.
5/31/07	5.38	1,500,000	1,486,725
Wisconsin Energy Corp.
5/18/07 to 8/8/07	5.36 to 5.46	1,500,000	1,477,488
Xcel Energy, Inc.
4/13/07	5.56	2,000,000	1,996,393
TOTAL COMMERCIAL PAPER			221,955,755
Master Notes - 4.1%

Asset Funding Co. III LLC
4/5/07	5.38 to 5.39 (d)(g)	26,000,000	26,000,000
Bear Stearns & Co., Inc.
9/26/07	5.38 (d)	13,000,000	13,000,000
Goldman Sachs Group, Inc.
5/30/07	5.41 (d)(g)	36,000,000	36,000,000
Lehman Brothers Holdings, Inc.
4/11/07 to 7/30/07	5.43 to 5.59 (d)(g)	9,000,000	9,000,000
Lehman Commercial Paper, Inc.
4/3/07	5.46 (d)(g)	9,000,000	9,000,000
TOTAL MASTER NOTES			93,000,000
Medium-Term Notes - 37.1%
Due Date	Yield (a)	Principal Amount	Value
AIG Matched Funding Corp.
5/15/07	5.35% (d)	$ 23,000,000	$ 23,000,000
5/15/07 to 11/15/07	5.35 to 5.37 (b)(d)	26,000,000	26,000,000
Allstate Life Global Funding II
4/27/07	5.33 (b)(d)	1,000,000	1,000,000
American Express Credit Corp.
4/5/07	5.42 (d)	10,000,000	10,000,624
Australia & New Zealand Banking Group Ltd.
4/23/07	5.32 (b)(d)	5,000,000	5,000,000
Banco Santander Totta SA
4/16/07	5.32 (b)(d)	15,000,000	15,000,000
Banesto SA
7/18/07	5.33 (b)(c)(d)	12,000,000	12,000,000
Bank of New York Co., Inc.
4/27/07	5.38 (b)(d)	15,000,000	15,000,000
Banque Federative du Credit Mutuel (BFCM)
4/13/07	5.32 (b)(d)	12,000,000	12,000,000
Bayerische Landesbank Girozentrale
4/16/07 to 5/21/07	5.37 to 5.40 (d)	25,000,000	25,000,000
BellSouth Corp.
4/26/07	5.34 (b)	15,000,000	14,988,158
BMW U.S. Capital LLC
4/16/07	5.32 (d)	2,000,000	2,000,000
4/5/07	5.30 (b)(d)	2,000,000	2,000,000
BNP Paribas SA
4/2/07	5.27 (d)	10,000,000	9,999,108
Caixa Catalunya
6/7/07	5.34 (d)	8,000,000	8,000,000
Caja Madrid SA
4/19/07	5.36 (d)	7,000,000	7,000,000
Calyon New York Branch
4/2/07	5.26 (d)	8,000,000	7,999,208
CIT Group, Inc.
5/18/07 to 6/20/07	5.58 (d)	16,000,000	16,005,896
Commonwealth Bank of Australia
4/24/07	5.32 (d)	21,430,000	21,432,254
Compagnie Financiere du Credit Mutuel
6/11/07	5.36 (d)	7,000,000	7,000,000
ConocoPhillips
4/11/07	5.36 (d)	3,000,000	3,000,000
Countrywide Bank, Alexandria Virginia
4/15/07 to 4/23/07	5.33 (d)	7,000,000	6,999,693
Countrywide Financial Corp.
4/11/07	5.52 (d)	500,000	500,017
Credit Agricole SA
4/23/07	5.33 (d)	16,000,000	16,000,000
6/22/07	5.32 (b)(d)	9,000,000	9,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Cullinan Finance Corp.
5/27/07 to 6/25/07	5.32 to 5.38% (b)(d)	$ 23,000,000	$ 22,998,375
Cullinan Finance Ltd./Corp. MTN 144A
10/15/07	5.33 (b)	6,000,000	6,000,000
DnB NOR Bank ASA
4/26/07	5.31 (b)(d)	27,000,000	26,999,952
Harrier Finance Funding LLC
4/11/07 to 6/20/07	5.31 to 5.33 (b)(d)	2,000,000	1,999,763
HBOS Treasury Services PLC
4/10/07	5.31 (b)(d)	10,600,000	10,599,359
6/25/07	5.42 (d)	20,000,000	20,000,000
HSBC Finance Corp.
4/10/07 to 4/24/07	5.33 to 5.37 (d)	26,000,000	26,000,000
HSBC USA, Inc.
4/16/07	5.32 (d)	5,000,000	5,000,000
HSH Nordbank AG
4/23/07	5.33 to 5.35 (b)(d)	20,000,000	19,999,990
ING USA Annuity & Life Insurance Co.
6/25/07	5.44 (d)(g)	3,000,000	3,000,000
Intesa Bank Ireland PLC
4/26/07	5.32 (b)(d)	20,000,000	20,000,000
K2 (USA) LLC
6/11/07	5.30 (b)(d)	6,000,000	5,999,737
Kestrel Funding PLC US LLC 144A
4/2/07	5.34 (b)(d)	1,000,000	1,000,000
Merrill Lynch & Co., Inc.
4/4/07 to 4/16/07	5.33 to 5.57 (d)	28,000,000	28,012,946
Metropolitan Life Global Funding I
4/9/07 to 4/30/07	5.36 to 5.42 (b)(d)	8,884,000	8,884,000
Morgan Stanley
4/2/07 to 6/7/07	5.36 to 5.47 (d)	54,073,000	54,077,245
National Rural Utils. Coop. Finance Corp.
4/5/07	5.30 (d)	1,000,000	1,000,000
Nordea Bank AB
4/2/07	5.26 (d)	13,000,000	12,998,719
Pacific Life Global Funding
4/5/07	5.37 (b)(d)	3,000,000	3,000,978
RACERS
4/23/07	5.34 (b)(d)	15,000,000	15,000,000
Royal Bank of Scotland PLC
4/23/07	5.31 (b)(d)	10,000,000	10,000,000
SBC Communications, Inc.
6/5/07	5.10 (b)	10,000,000	9,976,118
Security Life of Denver Insurance Co.
5/29/07	5.45 (d)(g)	2,000,000	2,000,000

Due Date	Yield (a)	Principal Amount	Value
Sigma Finance, Inc.
4/16/07 to 6/11/07	5.30 to 5.32% (b)(d)	$ 17,000,000	$ 16,999,454
Skandinaviska Enskilda Banken AB
4/10/07 to 6/22/07	5.27 to 5.32 (d)	40,000,000	39,995,287
SLM Corp.
4/16/07 to 4/20/07	5.33 to 5.33 (b)(d)	6,000,000	5,999,997
Societe Generale
4/2/07	5.31 (b)(d)	9,000,000	9,000,402
4/30/07	5.27 (d)	20,000,000	19,998,575
Southern Co.
6/20/07	5.36 (d)	2,000,000	2,000,000
UniCredito Italiano Bank (Ireland) PLC
4/16/07	5.33 (b)(d)	30,500,000	30,499,976
4/30/07	5.29 (d)	10,000,000	9,999,511
UniCredito Italiano Spa, New York
5/20/07 to 6/13/07	5.33 to 5.35 (d)	34,000,000	33,998,995
Verizon Communications, Inc.
6/15/07	5.35 (d)	14,000,000	14,000,000
Vodafone Group PLC
6/29/07	5.41 (d)	2,500,000	2,499,905
Washington Mutual Bank
5/16/07 to 6/26/07	5.34 to 5.40 (d)	30,500,000	30,501,257
Washington Mutual Bank FA
4/20/07	5.30 (d)	1,500,000	1,499,988
4/30/07	5.34 (b)(d)	20,000,000	20,000,000
WestLB AG
4/10/07 to 6/29/07	5.38 to 5.40 (b)(d)	13,000,000	13,000,000
TOTAL MEDIUM-TERM NOTES			840,465,487
Short-Term Notes - 3.2%

Jackson National Life Insurance Co.
4/1/07	5.41 (d)(g)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
4/2/07 to 5/1/07	5.48 to 5.50 (d)(g)	15,000,000	15,000,000
Monumental Life Insurance Co.
4/2/07	5.46 to 5.49 (d)(g)	10,000,000	10,000,000
New York Life Insurance Co.
4/1/07	5.44 (d)(g)	30,000,000	30,000,000
Transamerica Occidental Life Insurance Co.
5/1/07	5.53 (d)(g)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			72,000,000
Asset-Backed Securities - 1.5%
Due Date	Yield (a)	Principal Amount	Value
Aardvark ABS CDO
2/6/08	5.40% (b)(d)	$ 9,000,000	$ 9,000,000
Master Funding Trust I
4/25/07 to 9/25/07	5.35 (d)	12,000,000	12,000,000
PASA Funding 2007 Ltd.
4/7/08	5.34 (b)(d)	12,000,000	12,000,000
Wind Trust
1/25/08	5.32 (b)(d)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES			34,000,000
Municipal Securities - 1.3%

Catholic Health Initiatives 5.37% 6/5/07 to 6/14/07, CP	10,700,000		10,700,000
Philadelphia Gas Works Rev. Participating VRDN Series PT 1144, 3.7% 4/6/07 (d)(e)	3,000,000		3,000,000
Red River Ed. Fin. Corp. Ed. Rev. 3.63%, VRDN 4/6/07 (d)	2,000,000		2,000,000
Texas Gen. Oblig. Series E, 5.32%, VRDN 4/6/07 (d)	13,560,000		13,560,000
TOTAL MUNICIPAL SECURITIES		29,260,000
Repurchase Agreements - 23.9%
	Maturity Amount
In a joint trading account at 5.41% dated 3/30/07 due 4/2/07 (Collateralized by U.S. Government Obligations) #	$ 879,397	879,000
With:
Banc of America Securities LLC at 5.49%, dated 3/30/07 due 4/2/07 (Collateralized by Commercial Paper Obligations valued at $114,240,001, 0%, 12/14/07)	112,051,240	112,000,000
Barclays Capital, Inc. at 5.49%, dated 3/30/07 due 4/2/07 (Collateralized by Corporate Obligations valued at $95,880,001, 4% - 11.9%, 2/15/08 - 10/25/36)	94,043,005	94,000,000
Citigroup Global Markets, Inc. at 5.5%, dated 3/30/07 due 4/2/07 (Collateralized by Corporate Obligations valued at $102,000,000, 4.38% - 6.27%, 6/15/11 - 5/15/15)	100,045,813	100,000,000

	Maturity Amount	Value
Deutsche Bank Securities, Inc. at:
5.35%, dated:
1/29/07 due 4/30/07 (Collateralized by Corporate Obligations valued at $9,457,500, 6.25%, 1/1/49)	$ 9,121,713	$ 9,000,000
3/2/07 due 4/2/07 (Collateralized by Mortgage Loan Obligations valued at $8,400,000, 0.83%, 8/25/36)	8,036,856	8,000,000
5.37%, dated:
1/19/07 due 4/19/07 (Collateralized by Mortgage Loan Obligations valued at $6,300,000, 5.38% - 5.39%, 6/25/35 - 7/25/36)	6,080,550	6,000,000
2/12/07 due 5/14/07 (Collateralized by Mortgage Loan Obligations valued at $11,550,000, 5.03%, 7/10/45)	11,149,316	11,000,000
2/13/07 due 5/15/07 (Collateralized by Mortgage Loan Obligations valued at $11,550,000, 5.03% - 5.5%, 5/25/35 - 7/10/45)	11,149,316	11,000,000
Goldman Sachs & Co. at 5.54%, dated 2/21/07 due 5/24/07 (Collateralized by Corporate Obligations valued at $23,100,001, 6.75% - 8.63%, 11/1/10 - 12/15/28) (d)(f)	22,311,471	22,000,000
J.P. Morgan Securities, Inc. at:
5.48%, dated 3/30/07 due 4/2/07 (Collateralized by Corporate Obligations valued at $96,903,626, 5.25% - 5.7%, 1/15/11 - 1/15/16)	95,043,364	95,000,000
5.54%, dated 3/22/07 due 5/10/07 (Collateralized by Mortgage Loan Obligations valued at $17,940,718, 0.58% - 7.62%, 12/15/14 - 10/25/35) (d)(f)	17,128,189	17,000,000
Lehman Brothers, Inc. at:
5.33%, dated:
3/15/07 due 4/30/07 (Collateralized by Corporate Obligations valued at $7,140,600, 7.75%, 10/27/36)	7,047,674	7,000,000
3/20/07 due 4/27/07 (Collateralized by Mortgage Loan Obligations valued at $6,302,309, 8.07%, 10/25/34)	6,033,757	6,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
5.37%, dated 3/15/07 due 4/30/07 (Collateralized by Mortgage Loan Obligations valued at $5,253,187, 5.6% - 15.3%, 3/25/35 - 9/10/37)	$ 5,034,308	$ 5,000,000
5.4%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $6,302,735, 6.65% - 7%, 6/15/16 - 4/1/36) (d)(f)	6,163,800	6,000,000
Merrill Lynch, Pierce, Fenner & Smith at 5.55%, dated 1/17/07 due 4/17/07 (Collateralized by Corporate Obligations valued at $15,787,392, 10%, 3/15/13) (d)(f)	15,208,125	15,000,000
Morgan Stanley & Co. at 5.36%, dated 3/22/07 due 5/10/07 (Collateralized by Corporate Obligations valued at $17,906,319, 5.4% - 5.69%, 9/18/12 - 3/29/17)	17,124,024	17,000,000
TOTAL REPURCHASE AGREEMENTS		541,879,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $2,294,965,259)	2,294,965,259
NET OTHER ASSETS - (1.3)%	(28,852,616)
NET ASSETS - 100%	$ 2,266,112,643
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $466,756,817 or 20.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $157,000,000 or 6.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 5.38%, 4/5/07	11/7/06	$ 13,000,000
5.39%, 4/5/07	8/29/06	$ 13,000,000
Goldman Sachs Group, Inc. 5.41%, 5/30/07	8/26/04	$ 36,000,000
ING USA Annuity & Life Insurance Co. 5.44%, 6/25/07	6/23/05	$ 3,000,000
Jackson National Life Insurance Co. 5.41%, 4/1/07	3/31/03	$ 7,000,000
Lehman Brothers Holdings, Inc.: 5.43%, 4/11/07	1/10/07	$ 6,000,000
5.59%, 7/30/07	12/11/06	$ 3,000,000
Lehman Commercial Paper, Inc. 5.46%, 4/3/07	3/29/07	$ 9,000,000
Metropolitan Life Insurance Co.: 5.48%, 4/2/07	3/26/02	$ 10,000,000
5.5%, 5/1/07	2/24/03	$ 5,000,000
Monumental Life Insurance Co.: 5.46%, 4/2/07	9/17/98	$ 5,000,000
5.49%, 4/2/07	3/12/99	$ 5,000,000
New York Life Insurance Co. 5.44%, 4/1/07	2/28/02 - 12/19/02	$ 30,000,000
Security Life of Denver Insurance Co. 5.45%, 5/29/07	8/26/05	$ 2,000,000
Transamerica Occidental Life Insurance Co. 5.53%, 5/1/07	4/28/00	$ 10,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$879,000 due 4/02/07 at 5.41%
Bank of America, NA	$ 222,631
Barclays Capital, Inc.	222,632
Bear Stearns & Co., Inc.	222,632
Greenwich Capital Markets, Inc.	37,105
HSBC Securities (USA), Inc.	74,211
UBS Securities LLC	99,789
$ 879,000
Income Tax Information
At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,294,965,259.
Investment Valuation
As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

March 31, 2007

1.799852.103

VIPOVRS-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Argentina - 0.4%
Cresud S.A.C.I.F. y A. sponsored ADR	599,600	$ 12,309,788
Australia - 5.6%
Aristocrat Leisure Ltd.	1,028,000	13,640,779
Australian Wealth Management Ltd.	2,397,900	4,947,359
Babcock & Brown Japan Property Trust	2,867,800	4,455,047
BHP Billiton Ltd.	855,200	20,717,220
Computershare Ltd.	1,733,600	15,218,815
CSL Ltd.	532,800	35,508,758
Energy Resources of Australia Ltd.	234,200	5,267,856
Macquarie Bank Ltd.	170,700	11,428,881
National Australia Bank Ltd.	1,241,300	40,429,141
Rio Tinto Ltd.	79,200	5,050,202
Seek Ltd.	779,600	4,541,575
Silex Systems Ltd. (a)(d)	1,108,800	9,599,292
Westfield Group unit	653,200	10,871,330
WorleyParsons Ltd.	236,518	5,318,081
TOTAL AUSTRALIA		186,994,336
Austria - 0.3%
OMV AG	165,800	10,442,576
Belgium - 0.5%
InBev SA	205,800	14,858,758
KBC Groupe SA	26,700	3,320,848
TOTAL BELGIUM		18,179,606
Bermuda - 0.2%
Aquarius Platinum Ltd. (United Kingdom)	203,800	6,561,143
Clear Media Ltd. (a)	249,000	270,559
TOTAL BERMUDA		6,831,702
Brazil - 0.2%
Vivo Participacoes SA (PN) sponsored ADR (d)	1,938,000	6,802,380
British Virgin Islands - 0.1%
Indochina Capital Vietnam Holdings Ltd. (a)	271,800	2,587,536
Canada - 0.6%
Cameco Corp. (d)	473,100	19,382,123
China - 0.2%
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,690,000	8,283,996
Czech Republic - 0.5%
Ceske Energeticke Zavody AS	362,900	16,286,016
Denmark - 1.4%
Novo Nordisk AS Series B	143,800	13,122,179
Novozymes AS Series B (d)	139,800	12,506,535
Vestas Wind Systems AS (a)	363,800	20,381,774
TOTAL DENMARK		46,010,488
Finland - 1.2%
Fortum Oyj (d)	216,800	6,321,999
Neste Oil Oyj (d)	287,500	9,908,297

	Shares	Value
Nokia Corp. sponsored ADR	734,700	$ 16,839,324
UPM-Kymmene Corp. sponsored ADR (d)	248,800	6,351,864
TOTAL FINLAND		39,421,484
France - 11.8%
Aeroports de Paris (d)	79,508	7,655,385
Air France KLM (Reg.)	190,700	8,699,271
Alstom SA (a)	319,800	41,501,396
AXA SA	247,415	10,539,879
BNP Paribas SA	183,202	19,134,753
Cap Gemini SA	332,500	25,312,308
Carrefour SA	188,100	13,756,703
CNP Assurances	98,000	11,412,594
Electricite de France	183,000	15,341,770
France Telecom SA	106,661	2,815,850
Gaz de France	141,600	6,571,046
Groupe Danone	116,800	19,081,422
L'Air Liquide SA	74,290	18,110,676
L'Oreal SA	182,795	19,956,632
Michelin SA (Compagnie Generale des Etablissements) Series B	89,300	9,861,451
Neopost SA	61,900	8,847,404
Pinault Printemps-Redoute SA (d)	77,100	12,328,954
Publicis Groupe SA	192,100	9,278,916
Remy Cointreau SA	109,300	7,376,069
Societe Generale Series A	63,510	10,975,318
Sodexho Alliance SA	118,200	8,654,036
Suez SA (France)	131,700	6,945,513
Total SA Series B	266,400	18,589,392
Veolia Environnement	459,800	34,186,419
Vinci SA	182,400	28,268,264
Vivendi Universal SA	447,100	18,167,925
TOTAL FRANCE		393,369,346
Germany - 11.0%
Aareal Bank AG (a)	169,511	8,196,867
Allianz AG (Reg.)	122,300	25,132,650
BASF AG	34,500	3,878,490
Bayer AG	285,700	18,276,229
Beiersdorf AG	312,300	21,296,546
Commerzbank AG	373,200	16,511,001
DaimlerChrysler AG	137,100	11,216,151
DaimlerChrysler AG (Reg.) (d)	158,400	12,958,704
Deutsche Postbank AG	95,700	8,343,860
Deutsche Telekom AG sponsored ADR	148,200	2,449,746
Deutz AG (a)	580,263	8,735,550
E.ON AG	312,444	42,329,913
ESCADA AG (a)	256,321	12,213,179
GFK AG	111,269	5,090,685
Hochtief AG	37,000	3,751,327
Hugo Boss AG	180,200	11,539,693
IVG Immobilien AG	68,700	3,289,935
Lanxess AG (a)	244,300	12,583,514
Common Stocks - continued
	Shares	Value
Germany - continued
Metro AG	196,100	$ 13,885,990
MLP AG (d)	980,300	24,565,934
MPC Muenchmeyer Petersen Capital AG	50,800	4,294,773
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	49,700	8,405,544
Q-Cells AG	89,000	5,711,293
SAP AG sponsored ADR	93,000	4,152,450
SGL Carbon AG (a)	592,200	19,452,184
Siemens AG sponsored ADR	368,900	39,546,080
Wincor Nixdorf AG	188,400	17,556,131
TOTAL GERMANY		365,364,419
Greece - 0.5%
Alpha Bank AE	503,900	15,952,698
Hong Kong - 0.5%
China Overseas Land & Investment Ltd.	3,416,000	4,293,226
China Unicom Ltd.	5,250,000	7,428,750
Dynasty Fine Wines Group Ltd.	8,680,000	3,688,181
TOTAL HONG KONG		15,410,157
India - 0.1%
IVRCL Infrastructures & Projects Ltd.	340,000	2,287,916
Power Finance Corp. Ltd.	11,522	27,647
TOTAL INDIA		2,315,563
Ireland - 0.9%
Allied Irish Banks PLC	598,500	17,916,097
Irish Life & Permanent PLC	399,400	10,963,806
TOTAL IRELAND		28,879,903
Israel - 0.2%
Mizrahi Tefahot Bank Ltd.	749,100	5,539,881
Italy - 3.1%
Azimut Holdings Spa	518,100	7,653,690
Banche Popolari Unite SCpA	438,500	12,974,325
ENI Spa (d)	809,686	26,245,972
Intesa Sanpaolo Spa	1,556,700	11,823,695
Lottomatica Spa	155,800	6,210,230
Unicredito Italiano Spa	3,963,500	37,722,909
TOTAL ITALY		102,630,821
Japan - 17.2%
Aeon Fantasy Co. Ltd.	20	552
Canon, Inc.	555,000	29,792,400
Chugai Pharmaceutical Co. Ltd.	324,900	8,201,755
Daiwa Securities Group, Inc. (d)	1,038,000	12,475,194
Fujitsu Ltd.	1,852,000	12,288,858
Honda Motor Co. Ltd.	97,400	3,396,338
Hoya Corp.	220,400	7,313,621
KDDI Corp.	1,275	10,143,574
Leopalace21 Corp.	114,100	3,776,542

	Shares	Value
Millea Holdings, Inc.	329,580	$ 12,146,098
Mitsubishi Estate Co. Ltd.	1,130,000	36,958,689
Mitsubishi UFJ Financial Group, Inc.	1,175	13,230,500
Mitsui & Co. Ltd. (d)	384,000	7,227,415
Mitsui Fudosan Co. Ltd.	484,000	14,150,147
Mizuho Financial Group, Inc. (d)	5,147	33,065,455
Murata Manufacturing Co. Ltd.	162,100	11,831,113
Nafco Co. Ltd.	147,900	4,016,634
Namco Bandai Holdings, Inc.	254,700	3,975,162
Nidec Corp.	152,100	9,810,405
Nintendo Co. Ltd.	130,800	38,020,029
Nippon Steel Corp.	1,308,000	9,185,751
Nomura Holdings, Inc.	939,300	19,471,689
NSK Ltd.	1,575,000	14,975,638
NTT DoCoMo, Inc. (a)(d)	12,937	23,842,891
Organo Corp.	291,000	4,092,226
ORIX Corp.	70,730	18,428,337
Point, Inc. (d)	125,450	7,974,374
Sompo Japan Insurance, Inc.	517,000	6,421,185
Sony Corp. sponsored ADR	170,500	8,608,545
Stanley Electric Co. Ltd.	351,500	7,144,551
Sumco Corp.	209,600	8,716,286
Sumitomo Forestry Co. Ltd.	581,000	6,133,956
Sumitomo Metal Industries Ltd.	1,829,000	9,438,318
Sumitomo Mitsui Financial Group, Inc.	597	5,405,396
Sumitomo Trust & Banking Co. Ltd.	1,511,600	15,683,916
T&D Holdings, Inc. (d)	384,500	26,409,596
Tokuyama Corp.	565,000	9,877,790
Tokyo Electric Power Co.	495,600	16,919,235
Toyota Motor Corp. (d)	1,036,700	66,431,739
USS Co. Ltd.	128,860	8,409,857
Yamaguchi Financial Group, Inc. (a)	369,000	4,973,029
Yamaha Motor Co. Ltd.	161,600	4,525,842
TOTAL JAPAN		574,890,628
Korea (South) - 0.2%
Samsung Fire & Marine Insurance Co. Ltd.	37,770	6,323,102
Luxembourg - 0.3%
SES SA FDR unit	562,747	10,674,388
Malaysia - 0.4%
Gamuda BHD	5,783,300	13,381,461
Netherlands - 3.5%
ABN-AMRO Holding NV	311,300	13,392,126
ABN-AMRO Holding NV sponsored ADR	315,100	13,555,602
Arcelor Mittal	71,400	3,776,346
Arcelor Mittal	206,000	10,943,702
Heineken NV (Bearer)	202,900	10,613,684
IHC Caland NV	516,900	18,635,921
ING Groep NV (Certificaten Van Aandelen)	223,724	9,470,237
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Numico NV	219,500	$ 11,320,765
Koninklijke Philips Electronics NV (NY Shares)	640,500	24,403,050
TOTAL NETHERLANDS		116,111,433
Norway - 1.9%
Acta Holding ASA (d)	1,444,500	8,031,997
Aker Kvaerner ASA	806,750	18,182,301
DnB Nor ASA	276,200	3,898,524
Marine Harvest ASA (a)	11,678,000	13,716,900
Schibsted ASA (B Shares)	253,100	11,158,768
Statoil ASA	264,000	7,187,721
TOTAL NORWAY		62,176,211
South Africa - 0.9%
African Bank Investments Ltd.	1,214,900	5,075,694
Growthpoint Properties Ltd.	3,662,800	7,499,839
Impala Platinum Holdings Ltd.	195,400	6,143,144
JSE Ltd.	708,100	6,927,224
Sasol Ltd. sponsored ADR	119,800	3,959,390
TOTAL SOUTH AFRICA		29,605,291
Spain - 2.8%
Altadis SA (Spain)	320,500	20,579,916
Banco Bilbao Vizcaya Argentaria SA	690,800	16,959,140
Banco Santander Central Hispano SA	1,340,800	23,906,464
Gestevision Telecinco SA	4,177	120,688
Telefonica SA	1,440,380	31,880,411
TOTAL SPAIN		93,446,619
Sweden - 2.7%
Hennes & Mauritz AB (H&M) (B Shares)	252,950	14,560,462
Modern Times Group AB (MTG) (B Shares)	152,900	8,943,633
Scania AB (B Shares)	268,000	21,029,540
Skandinaviska Enskilda Banken AB (A Shares) (d)	354,600	11,348,297
Svenska Cellulosa AB (SCA) (B Shares) (d)	170,300	9,120,123
Swedbank AB (A Shares)	424,300	14,854,783
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	298,900	11,086,201
TOTAL SWEDEN		90,943,039
Switzerland - 6.7%
ABB Ltd.:
(Reg.)	2,148,790	36,773,763
sponsored ADR	889,600	15,283,328
Compagnie Financiere Richemont unit	291,416	16,292,346
Credit Suisse Group (Reg.)	131,405	9,438,821
EFG International (a)	177,230	7,728,476
Nestle SA (Reg.)	70,660	27,513,448
Nobel Biocare Holding AG (Switzerland)	53,188	19,386,444
Novartis AG (Reg.)	97,664	5,335,384

	Shares	Value
Roche Holding AG (participation certificate)	255,290	$ 45,159,906
Schindler Holding AG (Reg.)	106,251	6,556,545
Societe Generale de Surveillance Holding SA (SGS) (Reg.) (d)	15,375	18,355,377
UBS AG (Reg.)	286,993	17,055,994
TOTAL SWITZERLAND		224,879,832
Taiwan - 0.1%
Shin Kong Financial Holding Co. Ltd.	4,909,000	4,354,160
United Kingdom - 20.3%
Aegis Group PLC	2,734,700	8,072,219
Anglo American PLC (United Kingdom)	348,800	18,374,555
AstraZeneca PLC (United Kingdom)	265,600	14,249,440
Autonomy Corp. PLC (a)	366,979	4,946,793
BAE Systems PLC	2,281,400	20,651,484
Barclays PLC	818,100	11,645,653
Benfield Group PLC	998,400	6,370,544
BG Group PLC	1,615,700	23,305,407
BHP Billiton PLC	745,995	16,632,511
BlueBay Asset Management	432,000	3,485,456
BP PLC	4,134,006	44,612,815
British Land Co. PLC	397,900	11,964,355
BT Group PLC	273,600	1,641,874
BT Group PLC sponsored ADR	108,500	6,511,085
Burberry Group PLC	675,700	8,682,786
Cadbury Schweppes PLC sponsored ADR	201,500	10,351,055
Clipper Windpower PLC (a)	281,500	3,822,253
Diageo PLC	1,191,200	24,106,910
GlaxoSmithKline PLC	1,371,900	37,905,597
Gyrus Group PLC (a)	1,162,500	10,368,663
HBOS plc	513,100	10,571,599
HSBC Holdings PLC (United Kingdom) (Reg.)	561,626	9,863,276
Imperial Tobacco Group PLC sponsored ADR	11,400	1,023,036
Informa PLC	571,800	6,841,317
Intermediate Capital Group PLC	108,600	4,175,864
International Power PLC	2,314,700	18,060,505
Intertek Group PLC	192,300	3,430,355
Investec PLC	467,200	6,049,517
Jardine Lloyd Thompson Group PLC	1,843,173	15,959,187
Man Group plc	3,013,200	32,908,867
Marks & Spencer Group PLC	1,174,100	15,630,213
Mothercare PLC	825,300	6,609,951
Prudential PLC	1,702,600	24,039,561
Reed Elsevier PLC	2,580,000	30,843,097
Reuters Group PLC	2,029,900	18,688,612
Rio Tinto PLC (Reg.)	152,706	8,696,988
Royal Bank of Scotland Group PLC	531,500	20,750,900
Royal Dutch Shell PLC:
Class A sponsored ADR	317,800	21,070,140
Class A (United Kingdom)	419,400	13,956,099
Class B	153,800	5,122,309
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Taylor Nelson Sofres PLC	3,766,900	$ 17,531,022
Tesco PLC	4,761,600	41,626,734
The Weir Group PLC	732,700	8,773,619
Vodafone Group PLC	15,149,662	40,691,991
Xstrata PLC	140,400	7,216,594
TOTAL UNITED KINGDOM		677,832,808
United States of America - 1.0%
Estee Lauder Companies, Inc. Class A	415,900	20,316,715
Fluor Corp.	54,500	4,889,740
Fuel Tech, Inc. (a)	111,000	2,736,150
Granite Construction, Inc.	120,400	6,653,304
TOTAL UNITED STATES OF AMERICA		34,595,909
TOTAL COMMON STOCKS (Cost $2,526,380,386)		3,242,209,700
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Porsche AG (non-vtg.) (Cost $7,685,783)	6,855	10,473,032
Money Market Funds - 11.9%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b)	76,596,602	$ 76,596,602
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	320,795,800	320,795,800
TOTAL MONEY MARKET FUNDS (Cost $397,392,402)		397,392,402
TOTAL INVESTMENT PORTFOLIO - 109.5% (Cost $2,931,458,571)	3,650,075,134
NET OTHER ASSETS - (9.5)%	(316,820,636)
NET ASSETS - 100%	$ 3,333,254,498
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 961,331
Fidelity Securities Lending Cash Central Fund	462,200
Total	$ 1,423,531
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,942,651,258. Net unrealized appreciation aggregated $707,423,876, of which $746,310,570 related to appreciated investment securities and $38,886,694 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

March 31, 2007

1.799871.103

VIPVAL-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 0.2%
Gentex Corp.	13,100	$ 212,875
Automobiles - 1.1%
Monaco Coach Corp.	3,200	50,976
Nissan Motor Co. Ltd.	13,400	143,380
Renault SA	4,800	561,357
Winnebago Industries, Inc.	11,453	385,164
		1,140,877
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	400	17,560
H&R Block, Inc.	10,900	229,336
Service Corp. International	8,400	99,624
		346,520
Hotels, Restaurants & Leisure - 3.3%
Aristocrat Leisure Ltd.	9,842	130,596
Brinker International, Inc.	17,700	578,790
Carnival Corp. unit	15,300	716,958
Gaylord Entertainment Co. (a)	4,500	237,915
OSI Restaurant Partners, Inc.	11,400	450,300
Rare Hospitality International, Inc. (a)	6,900	207,621
Royal Caribbean Cruises Ltd.	20,700	872,712
WMS Industries, Inc. (a)	7,800	306,072
		3,500,964
Household Durables - 3.3%
Beazer Homes USA, Inc.	900	26,127
Black & Decker Corp.	6,200	506,044
Ethan Allen Interiors, Inc.	9,643	340,784
Jarden Corp. (a)	8,100	310,230
La-Z-Boy, Inc.	7,500	92,850
Leggett & Platt, Inc.	26,600	603,022
Newell Rubbermaid, Inc.	400	12,436
Sealy Corp., Inc.	15,200	265,696
The Stanley Works	16,200	896,832
Whirlpool Corp.	5,200	441,532
		3,495,553
Leisure Equipment & Products - 1.7%
Brunswick Corp.	26,200	834,470
Eastman Kodak Co.	37,600	848,256
Polaris Industries, Inc.	1,700	81,566
		1,764,292
Media - 2.9%
E.W. Scripps Co. Class A	6,200	277,016
Gannett Co., Inc.	12,300	692,367
Getty Images, Inc. (a)	11,400	554,382
Live Nation, Inc. (a)	6,300	138,978
Omnicom Group, Inc.	3,500	358,330
R.H. Donnelley Corp.	8,700	616,743
The New York Times Co. Class A (d)	12,800	300,928

	Shares	Value
Valassis Communications, Inc. (a)	7,154	$ 122,977
Viacom, Inc. Class B (non-vtg.) (a)	1,100	45,221
		3,106,942
Multiline Retail - 0.9%
Family Dollar Stores, Inc.	20,200	598,324
Retail Ventures, Inc. (a)	4,910	103,356
Sears Holdings Corp. (a)	800	144,128
Tuesday Morning Corp.	4,602	68,294
		914,102
Specialty Retail - 3.5%
AnnTaylor Stores Corp. (a)	1,300	50,414
AutoNation, Inc. (a)	3,800	80,712
AutoZone, Inc. (a)	1,100	140,954
Best Buy Co., Inc.	2,000	97,440
Coldwater Creek, Inc. (a)	3,100	62,868
Gap, Inc.	31,200	536,952
Hot Topic, Inc. (a)	7,600	84,360
OfficeMax, Inc.	14,200	748,908
PETsMART, Inc.	19,600	646,016
Select Comfort Corp. (a)	7,966	141,795
Tiffany & Co., Inc.	13,400	609,432
Williams-Sonoma, Inc.	14,900	528,354
		3,728,205
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	19,700	844,145
TOTAL CONSUMER DISCRETIONARY		19,054,475
CONSUMER STAPLES - 5.1%
Beverages - 0.4%
Cott Corp. (a)	18,300	242,827
SABMiller PLC	9,200	201,862
		444,689
Food & Staples Retailing - 1.5%
Kroger Co.	8,800	248,600
Rite Aid Corp.	24,600	141,942
Safeway, Inc.	12,500	458,000
Sysco Corp.	17,900	605,557
Winn-Dixie Stores, Inc. (a)	4,579	80,819
		1,534,918
Food Products - 1.0%
Bunge Ltd.	2,100	172,662
Chiquita Brands International, Inc.	5,900	82,718
Corn Products International, Inc.	7,000	249,130
Leroy Seafood Group ASA	2,200	47,773
Marine Harvest ASA (a)	57,000	66,952
Tyson Foods, Inc. Class A	23,000	446,430
		1,065,665
Household Products - 0.6%
Central Garden & Pet Co.	4,400	64,988
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,090	$ 60,123
Colgate-Palmolive Co.	8,300	554,357
		679,468
Personal Products - 1.1%
Avon Products, Inc.	30,700	1,143,882
Playtex Products, Inc. (a)	2,000	27,140
		1,171,022
Tobacco - 0.5%
Altria Group, Inc.	6,070	533,007
TOTAL CONSUMER STAPLES		5,428,769
ENERGY - 9.1%
Energy Equipment & Services - 5.9%
Baker Hughes, Inc.	4,700	310,811
Cameron International Corp. (a)	9,100	571,389
ENSCO International, Inc.	5,200	282,880
FMC Technologies, Inc. (a)	9,200	641,792
GlobalSantaFe Corp.	4,700	289,896
Halliburton Co.	13,200	418,968
Hanover Compressor Co. (a)	10,661	237,207
Hornbeck Offshore Services, Inc. (a)	763	21,860
Key Energy Services, Inc. (a)	17,000	277,950
National Oilwell Varco, Inc. (a)	13,100	1,019,049
Noble Corp.	3,700	291,116
Pride International, Inc. (a)	3,600	108,360
Smith International, Inc.	15,600	749,580
Superior Energy Services, Inc. (a)	6,300	217,161
Transocean, Inc. (a)	4,200	343,140
Weatherford International Ltd. (a)	9,500	428,450
		6,209,609
Oil, Gas & Consumable Fuels - 3.2%
Arch Coal, Inc.	11,900	365,211
Cabot Oil & Gas Corp.	5,100	343,332
Cheniere Energy Partners LP	2,300	49,059
EOG Resources, Inc.	4,300	306,762
EXCO Resources, Inc.	6,600	109,428
Foundation Coal Holdings, Inc.	12,600	432,684
Noble Energy, Inc.	3,300	196,845
Petroplus Holdings AG	1,030	73,305
Suncor Energy, Inc.	4,500	342,406
Ultra Petroleum Corp. (a)	6,100	324,093
Valero Energy Corp.	13,400	864,166
		3,407,291
TOTAL ENERGY		9,616,900

	Shares	Value
FINANCIALS - 14.0%
Capital Markets - 0.6%
Ares Capital Corp.	3,300	$ 59,961
Janus Capital Group, Inc.	1,200	25,092
Merrill Lynch & Co., Inc.	3,500	285,845
State Street Corp.	1,910	123,673
TD Ameritrade Holding Corp. (a)	9,200	136,896
		631,467
Commercial Banks - 1.7%
Appalachian Bancshares, Inc. (a)	200	3,980
Boston Private Financial Holdings, Inc.	3,700	103,304
Colonial Bancgroup, Inc.	2,400	59,400
Commerce Bancorp, Inc., New Jersey	8,570	286,067
Popular, Inc.	4,600	76,176
UCBH Holdings, Inc.	10,204	189,998
UnionBanCal Corp.	5,100	323,442
Wachovia Corp.	10,300	567,015
Zions Bancorp	2,500	211,300
		1,820,682
Consumer Finance - 0.7%
Capital One Financial Corp.	8,300	626,318
Cash America International, Inc.	2,344	96,104
		722,422
Diversified Financial Services - 0.8%
Bank of America Corp.	10,920	557,138
JPMorgan Chase & Co.	5,600	270,928
		828,066
Insurance - 3.5%
AFLAC, Inc.	10,300	484,718
AMBAC Financial Group, Inc.	6,200	535,618
Genworth Financial, Inc. Class A (non-vtg.)	3,700	129,278
Marsh & McLennan Companies, Inc.	21,000	615,090
MBIA, Inc.	10,300	674,547
MetLife, Inc.	3,400	214,710
Montpelier Re Holdings Ltd.	2,000	34,680
Prudential Financial, Inc.	3,500	315,910
The Travelers Companies, Inc.	8,700	450,399
Willis Group Holdings Ltd.	7,200	284,976
		3,739,926
Real Estate Investment Trusts - 4.3%
Alexandria Real Estate Equities, Inc.	2,300	230,851
American Financial Realty Trust (SBI)	8,900	89,712
Annaly Capital Management, Inc.	9,300	143,964
Developers Diversified Realty Corp.	5,600	352,240
Duke Realty LP	11,100	482,517
Education Realty Trust, Inc.	4,800	70,944
Equity Residential (SBI)	7,400	356,902
General Growth Properties, Inc.	13,323	860,266
GMH Communities Trust	4,500	44,955
Health Care Property Investors, Inc.	11,000	396,330
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI)	1,600	$ 63,184
Kimco Realty Corp.	7,200	350,928
Public Storage, Inc.	4,600	435,482
Vornado Realty Trust	5,300	632,502
		4,510,777
Thrifts & Mortgage Finance - 2.4%
BankUnited Financial Corp. Class A	500	10,605
Countrywide Financial Corp.	11,800	396,952
Fannie Mae	14,800	807,784
Freddie Mac	13,000	773,370
Hudson City Bancorp, Inc.	18,900	258,552
New York Community Bancorp, Inc.	5,200	91,468
Radian Group, Inc.	3,848	211,178
		2,549,909
TOTAL FINANCIALS		14,803,249
HEALTH CARE - 8.5%
Biotechnology - 0.4%
Cephalon, Inc. (a)	5,400	384,534
Molecular Insight Pharmaceuticals, Inc.	1,100	13,068
		397,602
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	34,400	1,811,848
Becton, Dickinson & Co.	5,000	384,450
Wright Medical Group, Inc. (a)	7,900	176,091
		2,372,389
Health Care Providers & Services - 4.2%
Brookdale Senior Living, Inc.	4,800	214,368
Community Health Systems, Inc. (a)	16,400	578,100
DaVita, Inc. (a)	7,200	383,904
Health Net, Inc. (a)	8,820	474,604
Humana, Inc. (a)	2,279	132,228
Laboratory Corp. of America Holdings (a)	700	50,841
McKesson Corp.	12,000	702,480
Medco Health Solutions, Inc. (a)	7,200	522,216
Quest Diagnostics, Inc.	1,400	69,818
Triad Hospitals, Inc. (a)	5,100	266,475
United Surgical Partners International, Inc. (a)	11,400	351,234
Universal Health Services, Inc. Class B	11,800	675,668
		4,421,936
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (a)	6,900	319,194
Pharmaceuticals - 1.4%
Alpharma, Inc. Class A	16,800	404,544

	Shares	Value
Schering-Plough Corp.	25,400	$ 647,954
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,300	422,959
		1,475,457
TOTAL HEALTH CARE		8,986,578
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.2%
Honeywell International, Inc.	5,400	248,724
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	1,600	112,160
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	2,500	111,975
Southwest Airlines Co.	6,200	91,140
TAM SA (PN) sponsored ADR (ltd. vtg.)	4,200	111,552
		314,667
Building Products - 0.8%
American Standard Companies, Inc.	1,333	70,676
Masco Corp.	26,000	712,400
		783,076
Commercial Services & Supplies - 2.4%
ACCO Brands Corp. (a)	1,700	40,953
Allied Waste Industries, Inc.	68,178	858,361
Cintas Corp.	13,908	502,079
Navigant Consulting, Inc. (a)	6,000	118,560
The Brink's Co.	16,300	1,034,235
		2,554,188
Construction & Engineering - 0.8%
Fluor Corp.	8,300	744,676
Washington Group International, Inc. (a)	1,847	122,678
		867,354
Industrial Conglomerates - 1.2%
Tyco International Ltd.	39,000	1,230,450
Machinery - 1.5%
Albany International Corp. Class A	2,500	89,850
Briggs & Stratton Corp.	13,000	401,050
Deere & Co.	5,900	640,976
Illinois Tool Works, Inc.	6,200	319,920
Wabash National Corp.	6,200	95,604
		1,547,400
Road & Rail - 1.3%
Canadian National Railway Co.	4,800	211,698
Con-way, Inc.	7,800	388,752
CSX Corp.	1,000	40,050
Laidlaw International, Inc.	22,000	761,200
		1,401,700
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. Trust	5,500	216,150
TOTAL INDUSTRIALS		9,275,869
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.3%
Alcatel-Lucent SA sponsored ADR	42,021	$ 496,688
Motorola, Inc.	29,400	519,498
Nortel Networks Corp. (a)	11,810	283,039
Powerwave Technologies, Inc. (a)	12,900	73,401
		1,372,626
Computers & Peripherals - 2.8%
Diebold, Inc.	3,200	152,672
EMC Corp. (a)	1,100	15,235
Imation Corp.	3,500	141,330
Intermec, Inc. (a)	29,261	653,691
NCR Corp. (a)	7,700	367,829
Network Appliance, Inc. (a)	3,600	131,472
QLogic Corp. (a)	10,399	176,783
SanDisk Corp. (a)	5,300	232,140
Seagate Technology	34,500	803,850
Sun Microsystems, Inc. (a)	24,400	146,644
Western Digital Corp. (a)	5,700	95,817
		2,917,463
Electronic Equipment & Instruments - 4.6%
Agilent Technologies, Inc. (a)	25,900	872,571
Arrow Electronics, Inc. (a)	15,900	600,225
Avnet, Inc. (a)	23,079	834,075
CDW Corp.	6,600	405,438
Flextronics International Ltd. (a)	85,900	939,746
Ingram Micro, Inc. Class A (a)	12,300	237,513
Jabil Circuit, Inc.	17,165	367,503
Molex, Inc.	16,900	476,580
Solectron Corp. (a)	38,800	122,220
		4,855,871
Internet Software & Services - 1.1%
Open Text Corp. (a)	1,100	24,476
ValueClick, Inc. (a)	9,100	237,783
VeriSign, Inc. (a)	9,400	236,128
Yahoo!, Inc. (a)	22,100	691,509
		1,189,896
IT Services - 0.6%
Hewitt Associates, Inc. Class A (a)	9,500	277,685
Satyam Computer Services Ltd. sponsored ADR	8,700	197,490
Unisys Corp. (a)	22,200	187,146
		662,321
Office Electronics - 1.3%
Xerox Corp.	79,400	1,341,066
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	8,900	116,234
Amkor Technology, Inc. (a)	5,500	68,640
Applied Materials, Inc.	26,400	483,648
ASML Holding NV (NY Shares) (a)	23,500	581,625
Atmel Corp. (a)	22,000	110,660

	Shares	Value
Fairchild Semiconductor International, Inc. (a)	43,100	$ 720,632
Integrated Device Technology, Inc. (a)	17,600	271,392
Intersil Corp. Class A	19,600	519,204
LSI Logic Corp. (a)	8,400	87,696
Maxim Integrated Products, Inc.	8,300	244,020
MKS Instruments, Inc. (a)	8,700	222,024
National Semiconductor Corp.	35,800	864,212
		4,289,987
Software - 1.3%
Fair, Isaac & Co., Inc.	7,300	282,364
Hyperion Solutions Corp. (a)	8,900	461,287
Parametric Technology Corp. (a)	6,100	116,449
Quest Software, Inc. (a)	8,545	139,027
Symantec Corp. (a)	22,400	387,520
		1,386,647
TOTAL INFORMATION TECHNOLOGY		18,015,877
MATERIALS - 4.1%
Chemicals - 2.0%
Akzo Nobel NV	1,000	75,920
Arkema sponsored ADR (a)	900	51,600
Ashland, Inc.	1,800	118,080
Celanese Corp. Class A	13,000	400,920
Chemtura Corp.	46,600	509,338
Cytec Industries, Inc.	9,100	511,784
Georgia Gulf Corp.	1,900	30,799
H.B. Fuller Co.	8,000	218,160
Lubrizol Corp.	3,133	161,443
OMNOVA Solutions, Inc. (a)	3,400	18,564
		2,096,608
Containers & Packaging - 1.1%
Owens-Illinois, Inc.	46,100	1,187,997
Metals & Mining - 1.0%
Alcan, Inc.	7,400	385,719
Alcoa, Inc.	12,600	427,140
Compass Minerals International, Inc.	5,343	178,456
Newmont Mining Corp.	1,900	79,781
		1,071,096
TOTAL MATERIALS		4,355,701
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	29,815	1,175,605
Citizens Communications Co.	16,700	249,665
FairPoint Communications, Inc.	2,100	40,341
NTELOS Holding Corp.	6,400	123,008
Telenor ASA sponsored ADR	3,700	196,729
Verizon Communications, Inc.	10,900	413,328
		2,198,676
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.2%
ALLTEL Corp.	5,100	$ 316,200
Crown Castle International Corp. (a)	3,700	118,881
Dobson Communications Corp. Class A	23,900	205,301
MTN Group Ltd.	5,400	73,340
Sprint Nextel Corp.	30,900	585,864
Vivo Participacoes SA (PN) sponsored ADR	9,700	34,047
		1,333,633
TOTAL TELECOMMUNICATION SERVICES		3,532,309
UTILITIES - 7.4%
Electric Utilities - 4.0%
Allegheny Energy, Inc. (a)	10,100	496,314
American Electric Power Co., Inc.	11,300	550,875
DPL, Inc.	14,319	445,178
Edison International	10,500	515,865
Entergy Corp.	7,100	744,932
FirstEnergy Corp.	8,700	576,288
FPL Group, Inc.	6,600	403,722
PPL Corp.	10,600	433,540
		4,166,714
Gas Utilities - 0.7%
Energen Corp.	6,200	315,518
Equitable Resources, Inc.	8,786	424,540
		740,058
Independent Power Producers & Energy Traders - 2.0%
AES Corp. (a)	12,800	275,456
Constellation Energy Group, Inc.	7,200	626,040
NRG Energy, Inc.	7,000	504,280
TXU Corp.	11,000	705,100
		2,110,876
Multi-Utilities - 0.7%
CMS Energy Corp.	11,100	197,580
Public Service Enterprise Group, Inc.	6,900	572,976
		770,556
TOTAL UTILITIES		7,788,204
TOTAL COMMON STOCKS (Cost $94,807,645)		100,857,931
Preferred Stocks - 0.2%
	Shares	Value
Convertible Preferred Stocks - 0.1%
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	3,100	$ 118,730
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	1,000	53,180
TOTAL PREFERRED STOCKS (Cost $167,146)		171,910
Convertible Bonds - 0.1%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 60,000	66,252
TOTAL CONVERTIBLE BONDS (Cost $60,000)		66,252
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 5.41% (b)	6,571,256	6,571,256
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	230,400	230,400
TOTAL MONEY MARKET FUNDS (Cost $6,801,656)		6,801,656
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $101,836,447)	107,897,749
NET OTHER ASSETS - (2.0)%	(2,102,395)
NET ASSETS - 100%	$ 105,795,354
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 68,803
Fidelity Securities Lending Cash Central Fund	941
Total	$ 69,744
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $101,921,058. Net unrealized appreciation aggregated $5,976,691, of which $7,876,239 related to appreciated investment securities and $1,899,548 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2007